SPARTAN(REGISTERED TRADEMARK)
NEW YORK MUNICIPAL
FUNDS
AND
FIDELITY(REGISTERED TRADEMARK)
NEW YORK MUNICIPAL
MONEY MARKET FUND

ANNUAL REPORT
JANUARY 31, 2000

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE           3   NED JOHNSON ON INVESTING
                                  STRATEGIES

SPARTAN NEW YORK MUNICIPAL
INCOME FUND

                              4   PERFORMANCE

                              7   FUND TALK: THE MANAGER'S
                                  OVERVIEW

                              10  INVESTMENT CHANGES

                              11  INVESTMENTS

                              25  FINANCIAL STATEMENTS

SPARTAN NEW YORK MUNICIPAL
MONEY MARKET FUND

                              29  PERFORMANCE

                              31  FUND TALK: THE MANAGER'S
                                  OVERVIEW

                              33  INVESTMENT CHANGES

                              34  INVESTMENTS

                              43  FINANCIAL STATEMENTS

FIDELITY NEW YORK MUNICIPAL
MONEY MARKET FUND

                              47  PERFORMANCE

                              49  FUND TALK: THE MANAGER'S
                                  OVERVIEW

                              51  INVESTMENT CHANGES

                              52  INVESTMENTS

                              63  FINANCIAL STATEMENTS

NOTES                         67  NOTES TO THE FINANCIAL
                                  STATEMENTS

INDEPENDENT AUDITORS' REPORT  72  THE AUDITORS' OPINION.

PROXY VOTING RESULTS          73

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THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK. FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-6666
FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND
MONEY.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:

While no major Y2K glitches disrupted the financial markets to start the new year, inflation worries re-emerged to hinder stock performance throughout January. The S&P 500(Registered trademark) and Dow Jones Industrial Average each fell approximately 5%, while the technology-oriented NASDAQ Index dropped more than 3% for the month. In bond markets, the potential for further rate hikes as a pre-emptive move against inflation continued to be an obstacle to fixed-income performance.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

SPARTAN NEW YORK MUNICIPAL INCOME FUND

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the past five year and past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JANUARY 31, 2000    PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

SPARTAN NY MUNICIPAL INCOME       -5.03%       34.47%        88.74%

LB New York 4 Plus Year           -4.92%       37.81%        n/a
Municipal Bond

New York Municipal Debt Funds     -6.63%       27.49%        82.21%
Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers New York 4 Plus Year Municipal Bond Index - a market value-weighted index of New York investment-grade municipal bonds with maturities of four years or more. To measure how the fund's performance stacked up against its peers, you can compare it to the New York municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 102 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JANUARY 31, 2000    PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

SPARTAN NY MUNICIPAL INCOME       -5.03%       6.10%         6.56%

LB New York 4 Plus Year           -4.92%       6.62%         n/a
Municipal Bond

New York Municipal Debt Funds     -6.63%       4.95%         6.13%
Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER 10 YEARS
             Spartan NY Muni Income      LB Municipal Bond
             00071                       LB015
  1990/01/31      10000.00                    10000.00
  1990/02/28      10066.01                    10089.00
  1990/03/31      10040.02                    10092.03
  1990/04/30       9932.04                    10018.96
  1990/05/31      10155.57                    10237.67
  1990/06/30      10291.61                    10327.66
  1990/07/31      10463.79                    10479.48
  1990/08/31      10291.34                    10327.32
  1990/09/30      10289.56                    10333.20
  1990/10/31      10350.18                    10520.65
  1990/11/30      10535.09                    10732.22
  1990/12/31      10567.69                    10778.90
  1991/01/31      10711.07                    10923.56
  1991/02/28      10778.90                    11018.59
  1991/03/31      10830.05                    11022.56
  1991/04/30      10983.93                    11169.16
  1991/05/31      11062.85                    11268.45
  1991/06/30      11095.31                    11257.30
  1991/07/31      11269.40                    11394.41
  1991/08/31      11407.24                    11544.48
  1991/09/30      11603.22                    11694.78
  1991/10/31      11722.34                    11800.04
  1991/11/30      11773.71                    11832.96
  1991/12/31      11981.92                    12086.89
  1992/01/31      11878.25                    12114.45
  1992/02/29      11929.05                    12118.33
  1992/03/31      11946.23                    12122.81
  1992/04/30      12060.33                    12230.71
  1992/05/31      12245.74                    12374.66
  1992/06/30      12488.71                    12582.31
  1992/07/31      12876.60                    12959.53
  1992/08/31      12710.51                    12833.17
  1992/09/30      12786.03                    12917.10
  1992/10/31      12586.94                    12790.12
  1992/11/30      12877.50                    13019.20
  1992/12/31      13057.67                    13152.12
  1993/01/31      13218.17                    13305.08
  1993/02/28      13734.95                    13786.33
  1993/03/31      13588.02                    13640.60
  1993/04/30      13725.33                    13778.24
  1993/05/31      13812.63                    13855.67
  1993/06/30      14047.00                    14086.92
  1993/07/31      14059.64                    14105.38
  1993/08/31      14382.72                    14399.05
  1993/09/30      14532.47                    14563.06
  1993/10/31      14543.95                    14591.16
  1993/11/30      14389.24                    14462.61
  1993/12/31      14741.49                    14767.92
  1994/01/31      14897.39                    14936.57
  1994/02/28      14454.75                    14549.71
  1994/03/31      13713.70                    13957.25
  1994/04/30      13825.14                    14075.61
  1994/05/31      13974.87                    14197.64
  1994/06/30      13804.17                    14110.89
  1994/07/31      14095.63                    14369.55
  1994/08/31      14150.61                    14419.27
  1994/09/30      13868.81                    14207.59
  1994/10/31      13540.21                    13955.26
  1994/11/30      13124.46                    13702.95
  1994/12/31      13560.05                    14004.55
  1995/01/31      14036.36                    14404.80
  1995/02/28      14517.86                    14823.70
  1995/03/31      14684.59                    14994.02
  1995/04/30      14713.32                    15011.71
  1995/05/31      15244.85                    15490.74
  1995/06/30      15058.66                    15355.97
  1995/07/31      15149.61                    15501.54
  1995/08/31      15368.77                    15698.10
  1995/09/30      15448.53                    15797.47
  1995/10/31      15735.63                    16027.17
  1995/11/30      16032.45                    16293.06
  1995/12/31      16213.87                    16449.63
  1996/01/31      16322.66                    16573.83
  1996/02/29      16153.40                    16461.95
  1996/03/31      15912.33                    16251.57
  1996/04/30      15862.43                    16205.58
  1996/05/31      15854.35                    16199.10
  1996/06/30      16054.81                    16375.50
  1996/07/31      16192.71                    16524.52
  1996/08/31      16143.43                    16520.56
  1996/09/30      16413.19                    16751.84
  1996/10/31      16620.15                    16941.31
  1996/11/30      16934.07                    17251.33
  1996/12/31      16829.50                    17178.88
  1997/01/31      16848.43                    17211.35
  1997/02/28      17023.93                    17369.35
  1997/03/31      16754.52                    17137.81
  1997/04/30      16909.44                    17281.26
  1997/05/31      17206.78                    17541.17
  1997/06/30      17390.67                    17727.98
  1997/07/31      17940.75                    18219.04
  1997/08/31      17719.02                    18048.33
  1997/09/30      17917.53                    18262.57
  1997/10/31      18048.45                    18379.99
  1997/11/30      18147.89                    18488.07
  1997/12/31      18465.87                    18757.81
  1998/01/31      18670.87                    18951.39
  1998/02/28      18637.86                    18957.08
  1998/03/31      18649.60                    18973.76
  1998/04/30      18489.55                    18888.19
  1998/05/31      18856.39                    19187.19
  1998/06/30      18913.97                    19262.78
  1998/07/31      18945.62                    19311.13
  1998/08/31      19288.87                    19609.49
  1998/09/30      19555.49                    19853.82
  1998/10/31      19541.42                    19853.43
  1998/11/30      19599.72                    19923.11
  1998/12/31      19630.99                    19973.32
  1999/01/31      19875.06                    20210.80
  1999/02/28      19729.75                    20122.48
  1999/03/31      19731.79                    20150.45
  1999/04/30      19775.28                    20200.63
  1999/05/31      19620.34                    20083.66
  1999/06/30      19275.39                    19794.46
  1999/07/31      19338.19                    19866.51
  1999/08/31      19197.27                    19707.58
  1999/09/30      19178.81                    19715.66
  1999/10/31      18909.08                    19501.94
  1999/11/30      19159.62                    19709.44
  1999/12/31      18984.71                    19562.61
  2000/01/31      18874.46                    19477.51
IMATRL PRASUN   SHR__CHT 20000131 20000209 152958 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Spartan New York Municipal Income Fund on January 31, 1990. As the chart shows, by January 31, 2000, the value of the investment would have grown to $18,874 - an 88.74% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities of one year or more - did over the same period. With dividends reinvested, the same $10,000 would have grown to $19,478 - a 94.78% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the share
price, return and yield of a
fund that invests in bonds will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

TOTAL RETURN COMPONENTS

                    YEARS ENDED JANUARY 31,

                    2000                     1999   1998    1997    1996

Dividend returns    4.44%                    4.81%  5.36%   5.20%   5.93%

Capital returns     -9.47%                   1.64%   5.46%  -1.98%  10.36%

Total returns       -5.03%                   6.45%  10.82%  3.22%   16.29%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

DIVIDENDS AND YIELD

PERIODS ENDED JANUARY 31, 2000  PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share             5.11(cents)   29.70(cents)   58.90(cents)

Annualized dividend rate        5.11%         4.91%          4.78%

30-day annualized yield         5.26%         -              -

30-day annualized               9.20%         -              -
tax-equivalent yield

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $11.77 over the past one month, $12.01 over the past six months and $12.33 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 42.80% combined effective 2000 federal, state and New York City tax bracket, but does not reflect the payment of the federal alternative minimum tax, if applicable.

SPARTAN NEW YORK MUNICIPAL INCOME FUND

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

Whether it was due to a greater
appetite for risk or to a growing
distaste for conservative debt issues,
many investors left municipal bonds
off their menus in order to fatten up
on the more tantalizing returns of
equities during the 12-month period
ending January 31, 2000. To
illustrate, municipal bond mutual
funds in 1999 experienced their
second-worst year ever in terms of
outflows. But it wasn't just the allure
of stocks that munis struggled
against: Restrictive Federal Reserve
Board monetary policy -
culminating in three quarter-point
interest-rate hikes during the period
- also hampered muni bond
returns. For the 12-month period
ending January 31, 2000, the Lehman
Brothers Municipal Bond Index -
an index of over 35,000
investment-grade, fixed-rate,
tax-exempt bonds - fell 3.63%.
Relative to other fixed-income
investments, municipal bonds
turned in mixed results. Compared
to Treasurys, for example, munis
were a steal. By the end of the
period, short-term munis offered
similar yields to 30-year Treasurys.
Compared to investment-grade
spread sectors, however, municipal
bonds lagged behind. The Lehman
Brothers Corporate Bond Index's
return of -3.26% narrowly
outperformed, while mortgage
securities, one of the
best-performing domestic debt
offerings of the past year, soundly
outdistanced their muni
counterparts with a one-year return
of 0.26%, according to the Lehman
Brothers Mortgage-Backed
Securities Index.

(photograph of Norm Lind)

An interview with Norm Lind, Portfolio Manager of Spartan New York Municipal Income Fund

Q. HOW DID THE FUND PERFORM, NORM?

A. Rising interest rates translated into negative returns for municipal bonds, although the fund performed better than its peers. For the 12-month period that ended January 31, 2000, the fund had a total return of -5.03%. To get a sense of how the fund did relative to its competitors, the New York municipal debt funds average returned -6.63% for the same 12-month period, according to Lipper Inc. Additionally, the Lehman Brothers New York 4 Plus Year Municipal Bond Index, which tracks the types of securities in which the fund invests, fell 4.92% during the same 12-month period.

Q. WERE THERE ANY TYPES OF MUNICIPALS THAT PERFORMED BETTER THAN THE MUNICIPAL MARKET AS A WHOLE DURING THE PAST 12 MONTHS?

A. Yes, there were. The fund benefited from its relatively large position in premium coupon bonds, which pay interest rates above prevailing market rates and trade at prices that are above their face
- or par - value. The primary reason why I favored them is because their premium gives them DE MINIMIS protection. This protects certain premium bonds' gains from unfavorable tax treatment that can occur during particular market environments. In addition, individual investors tend to shy away from premiums, so I'm often able to purchase them at attractive prices compared to similarly rated, comparable maturity bonds with coupons at or below prevailing rates.

Q. WHICH BONDS WERE MOST DISAPPOINTING DURING THE PERIOD?

A. The fund had a larger-than-average stake in intermediate-term bonds
- with maturities between five and 15 years - which helped performance in the second half of the year when they outpaced longer-term bonds, but detracted from performance in the first half when they lagged longer-term bonds. In the first half of the year, longer-term bond yields rose less than intermediate-term yields in response to rising interest rates, and their prices - which move in the opposite direction of their yields - fell less. By pushing long-bond yields up less, investors were indicating that they were more worried about higher interest rates over the short and intermediate term, but less worried over the longer term. In contrast, strong demand from individual investors helped short- and intermediate-maturity bonds outpace longer-term bonds in the second half of the year. In the final months of the period, however, I added more long-term bonds. They started offering additional yield over intermediate-term bonds, enough so that I felt it compensated for longer-maturity bonds' additional interest-rate sensitivity.

Q. HOW DID YOU MANAGE THE FUND'S DURATION - WHICH MEASURES ITS
INTEREST-RATE SENSITIVITY?

A. I kept the fund's duration in line with the intermediate municipal market as a whole, as measured by the Lehman Brothers New York 4 Plus Year Municipal Bond Index. At the end of the period, the fund's duration was 7.8 years, which remained in line with the Lehman
Brothers index.

Q. WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS SINCE THE REPORT TO SHAREHOLDERS SIX MONTHS AGO?

A. I added higher-rated bonds from issuers that are less economically sensitive - those that provide essential services, such as water, sewer and transportation. Given that more economically sensitive bonds
- such as general obligation bonds - offered only a small amount of additional yield, there really wasn't any penalty for getting some measure of protection against a potential economic slowdown.

Q. WHAT'S AHEAD FOR THE MUNICIPAL MARKET?

A. The main factor affecting the future of municipals probably will continue to be - as it has been over the past year - the direction of interest rates. But since I don't spend time on interest-rate forecasting, I'll look for attractively priced bonds that I believe can perform well in relation to other bonds, no matter what the interest-rate backdrop. From a technical standpoint, the municipal market is in reasonably good shape. Rising interest rates have curtailed the supply of new issuance, and refundings - or refinancings
- of existing debt have slowed. Given that municipal bonds currently offer good value relative to U.S. Treasury securities, I think we could see better demand in the months to come. I think that conditions now provide some interesting opportunities to buy bonds that will provide some measure of protection against a slowing economy, if that were to occur. As for the state of New York, its economic and fiscal fortunes will continue to be tied to the strength of Wall Street.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: high current income
free from federal, state and
New York City income taxes
by investing primarily in
investment-grade securities

FUND NUMBER: 071

TRADING SYMBOL: FTFMX

START DATE: July 10, 1984

SIZE: as of January 31,
2000, more than $1.0
billion

MANAGER: Norm Lind, since
1993; manager, various
Fidelity and Spartan municipal
income funds; joined Fidelity
in 1986

NORM LIND ON SUPPLY AND
DEMAND CHARACTERISTICS OF
THE MUNICIPAL MARKET:

"After the direction of interest
rates, supply and demand are
probably the most important
factors determining municipal bond
performance. As a portfolio
manager, I try to take advantage of
seasonal shifts, selling bonds when
supply is light and prices are fairly
advantageous, and buying when
supply is heavy and prices are
relatively cheap. For example,
municipal supply generally slows
down during the summer when
market participants - such as
investment bankers, dealers, investors
and others - go on vacation,
although supply generally picks up
again in the remaining months of
the year. What's more interesting, in
my view, are demand patterns.
With the help of Fidelity's research
team, I look for opportunities to
exploit changes in investor activity,
buying after certain types of
investors have unloaded municipal
bonds and prices are cheap, and
selling when there is strong
demand."

SPARTAN NEW YORK MUNICIPAL INCOME FUND

INVESTMENT CHANGES


TOP FIVE SECTORS AS OF
JANUARY 31, 2000

                              % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                      MONTHS AGO

General Obligations            37.7                    35.5

Transportation                 16.9                    12.8

Special Tax                    15.0                    17.1

Water & Sewer                  8.9                     8.6

Education                      5.5                     7.9

AVERAGE YEARS TO MATURITY AS
OF JANUARY 31, 2000

                                                       6 MONTHS AGO

Years                          15.0                    13.3

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME REMAINING UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS,
WEIGHTED BY DOLLAR AMOUNT.

DURATION AS OF JANUARY 31, 2000

                                        6 MONTHS AGO

Years                             7.8   7.3

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

QUALITY DIVERSIFICATION
(MOODY'S RATINGS)

AS OF JANUARY 31, 2000

Aaa         36.9%
Aa, A       45.5%
Baa         17.5%
Not Rated    0.0%
Short-term
Investments  0.1%

Row: 1, Col: 1, Value: 36.9
Row: 1, Col: 2, Value: 45.5
Row: 1, Col: 3, Value: 17.5
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.1

AS OF JULY 31, 1999

Aaa         42.2%
Aa, A       43.1%
Baa         12.9%
Not Rated    0.4%
Short-term
Investments  1.4%

Row: 1, Col: 1, Value: 42.2
Row: 1, Col: 2, Value: 43.1
Row: 1, Col: 3, Value: 12.9
Row: 1, Col: 4, Value: 0.4
Row: 1, Col: 5, Value: 1.4

WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P(registered trademark) RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

SPARTAN NEW YORK MUNICIPAL INCOME FUND

INVESTMENTS JANUARY 31, 2000

Showing Percentage of Net Assets



MUNICIPAL BONDS - 98.8%

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

NEW YORK - 94.9%

Albany County Gen. Oblig.         Aaa       $ 1,275,000                     $ 1,288,043
5.85% 6/1/13 (FGIC Insured)

Buffalo Swr. Auth. Rev. Rfdg.     Aaa        2,700,000                       2,529,981
(Swr. Sys. Proj.) Series G,
5% 7/1/12 (FGIC Insured)

Cherry Valley Springfield
Central School District:

7.8% 5/1/14 (MBIA Insured)        Aaa        435,000                         523,644

7.8% 5/1/15 (MBIA Insured)        Aaa        435,000                         523,636

7.8% 5/1/16 (MBIA Insured)        Aaa        435,000                         524,110

7.8% 5/1/17 (MBIA Insured)        Aaa        435,000                         524,680

7.8% 5/1/18 (MBIA Insured)        Aaa        434,000                         523,677

Erie County Gen. Oblig.
Series A:

6% 2/1/04 (FGIC Insured)          Aaa        1,100,000                       1,143,010

6% 2/1/05 (FGIC Insured)          Aaa        1,000,000                       1,044,260

6% 2/1/06 (FGIC Insured)          Aaa        1,030,000                       1,078,235

Erie County Wtr. Auth. Impt.      AA         2,000,000                       2,051,860
& Extension Rev. Series 3,
6.1% 12/1/04 (Escrowed to
Maturity) (d)

Long Island Pwr. Auth. New
York Elec. Sys. Rev.:

Bonds Sub Series 8D, 4.5%,        Aaa        10,000,000                      9,760,800
tender 4/1/04 (AMBAC Insured)

Series A, 5.75% 12/1/24           Baa1       25,000,000                      22,785,250

Metro. Trans. Auth. Dedicated
Tax Fund Series A:

4.75% 4/1/28 (FGIC Insured)       Aaa        2,500,000                       1,961,475

5% 4/1/23 (FGIC Insured)          Aaa        6,000,000                       5,009,880

5.25% 4/1/26 (MBIA Insured)       Aaa        5,000,000                       4,301,600

Metro. Trans. Auth. New York
Commuter Facilities Rev.:

Rfdg.:

(Svc. Contract Proj.):

Series 8, 5.25% 7/1/17            Baa1       8,000,000                       7,116,720

Series R, 5.4% 7/1/10             Baa1       2,960,000                       2,903,050

Series D, 5.125% 7/1/22 (MBIA     Aaa        3,000,000                       2,575,890
Insured)

Series A:

5.625% 7/1/27 (MBIA Insured)      Aaa        4,930,000                       4,546,002

6% 7/1/24                         Baa1       5,000,000                       4,807,700

Series B, 4.75% 7/1/26 (FGIC      Aaa        3,000,000                       2,372,340
Insured)

Series E, 5.5% 7/1/09 (AMBAC      Aaa        2,705,000                       2,735,161
Insured)

Metro. Trans. Auth. New York
Svc. Contract Rev.:

(Commuter Facilities Proj.):

Series 3, 7.375% 7/1/08           Baa1       5,400,000                       5,895,126

Series O, 5.75% 7/1/13            Baa1       3,000,000                       2,990,520

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

NEW YORK - CONTINUED

Metro. Trans. Auth. New York
Svc. Contract Rev.: -
continued

(Trans. Facilities Proj.):

Series 3, 7.375% 7/1/08           Baa1      $ 1,830,000                     $ 1,997,793

Series 7, 5.625% 7/1/16           Baa1       3,000,000                       2,828,820

Series P, 5.75% 7/1/15            Baa1       6,000,000                       5,772,660

Rfdg. (Trans. Facilities
Proj.):

Series 5, 6.9% 7/1/05             Baa1       4,100,000                       4,281,671

Series 7, 5.45% 7/1/07            Baa1       4,930,000                       4,947,452

Rfdg. (Cap. Appreciation)         Baa1       9,500,000                       5,237,255
(Trans. Facilities Proj.)
Series 7, 0% 7/1/10

Metro. Trans. Auth. New York
Trans. Facilities Rev.:

Rfdg.:

(Svc. Contract Proj.):

Series 8, 5.375% 7/1/21 (FSA      Aaa        3,000,000                       2,711,460
Insured)

Series R:

5.3% 7/1/09                       Baa1       4,000,000                       3,919,360

5.4% 7/1/10                       Baa1       3,000,000                       2,942,280

Series K, 6.3% 7/1/06 (MBIA       Aaa        10,150,000                      10,812,795
Insured)

Series N, 0% 7/1/11 (FGIC         Aaa        5,980,000                       3,138,005
Insured)

Series A:

4.75% 7/1/21 (MBIA Insured)       Aaa        2,000,000                       1,627,620

5.75% 7/1/21 (MBIA Insured)       Aaa        11,500,000                      10,915,225

6% 7/1/16 (FSA Insured)           Aaa        9,090,000                       9,089,909

6% 7/1/24                         Baa1       2,000,000                       1,923,080

6.125% 7/1/29                     Baa1       25,000,000                      24,254,491

Series B, 4.75% 7/1/26 (FGIC      Aaa        3,000,000                       2,372,340
Insured)

Monroe County Gen. Oblig.:

(Pub. Impt. Proj.):

6.1% 3/1/04 (MBIA Insured)        Aaa        870,000                         897,675

6.5% 6/1/04                       Aa2        65,000                          68,980

6.5% 6/1/04 (Escrowed to          Aa2        2,245,000                       2,386,951
Maturity) (d)

6.5% 6/1/05                       Aa2        115,000                         122,915

6.5% 6/1/06                       Aa2        120,000                         128,911

6.5% 6/1/07 (AMBAC Insured)       Aaa        50,000                          54,136

6.5% 6/1/07 (AMBAC Insured)       Aaa        950,000                         1,028,584
(Escrowed to Maturity) (d)

7% 6/1/03 (FGIC Insured)          Aaa        1,000,000                       1,063,360

7% 6/1/04 (FGIC Insured)          Aaa        2,150,000                       2,316,066

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

NEW YORK - CONTINUED

Monroe County Gen. Oblig.: -
continued

6% 6/1/04                         Aa2       $ 1,510,000                     $ 1,570,264

6% 6/1/05                         Aa2        2,155,000                       2,248,764

Monroe Woodbury Central
School District:

5.625% 5/15/22 (MBIA Insured)     Aaa        1,245,000                       1,171,782

5.625% 5/15/24 (MBIA Insured)     Aaa        2,645,000                       2,473,816

Muni. Assistance Corp. for
New York City:

Rfdg.:

Series D, 6% 7/1/05 (AMBAC        Aaa        10,000,000                      10,475,300
Insured)

Series E, 6% 7/1/05               Aa2        12,945,000                      13,516,522

Series E, 6% 7/1/06               Aa2        5,000,000                       5,228,600

Series L, 6% 7/1/07               Aa2        5,000,000                       5,227,500

Nassau County Gen. Oblig.:

(Gen. Impt. Proj.):

Series R, 5.125% 11/1/05          Aaa        2,565,000                       2,569,822
(FGIC Insured)

Series T, 5.2% 9/1/11 (FGIC       Aaa        2,695,000                       2,611,725
Insured)

Rfdg.:

(Combined Swr. District           Aaa        350,000                         350,396
Proj.) Series F, 5.3% 7/1/07
(MBIA Insured)

(Gen. Impt. Proj.) Series A,      Aaa        4,000,000                       4,290,200
6.5% 5/1/07 (FGIC Insured)

Series A, 6% 7/1/09 (FGIC         Aaa        3,320,000                       3,461,133
Insured)

Series P, 6.3% 11/1/03 (FGIC      Aaa        1,000,000                       1,046,920
Insured)

Series U:

5.25% 11/1/11 (AMBAC Insured)     Aaa        1,500,000                       1,459,530

5.25% 11/1/15 (AMBAC Insured)     Aaa        2,150,000                       1,982,257

New York City Edl.                Aaa        1,895,000                       1,986,756
Construction Fund Rev. Sr.
Series A, 6.25% 10/1/03
(MBIA Insured)

New York City Gen. Oblig.:

Rfdg.:

Series A:

6.25% 8/1/08                      A3         1,000,000                       1,051,870

7% 8/1/03                         A3         2,000,000                       2,122,200

Series B:

5.7% 8/15/02                      A3         2,260,000                       2,302,533

5.7% 8/15/02 (Escrowed to         A3         75,000                          76,752
Maturity) (d)

6.2% 8/15/06                      A3         2,195,000                       2,301,326

Series C:

5.7% 8/15/02                      A3         1,310,000                       1,334,654

6% 2/1/22                         A3         3,500,000                       3,387,720

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

NEW YORK - CONTINUED

New York City Gen. Oblig.: -
continued

Rfdg.:

Series E:

6% 8/1/26                         A3        $ 3,455,000                     $ 3,317,940

6.5% 2/15/06                      A3         1,000,000                       1,057,890

Series F, 6% 8/1/16               A3         7,750,000                       7,692,185

Series G:

5.25% 8/1/11                      A3         5,000,000                       4,777,450

5.35% 8/1/13                      A3         5,000,000                       4,740,300

Series H, 6% 8/1/17               A3         1,000,000                       987,020

Series I, 5.875% 3/15/12          A3         10,000,000                      10,079,800

Series A, 5.3% 8/1/12             A3         6,000,000                       5,692,620

Series B:

5.875% 8/15/13                    A3         3,870,000                       3,871,471

6.5% 8/15/11                      A3         1,000,000                       1,072,680

7.5% 2/1/02                       A3         1,000,000                       1,047,860

7.5% 2/1/03                       A3         5,000,000                       5,325,050

7.5% 2/1/07                       A3         5,500,000                       5,841,330

Series C, 6.4% 8/1/03             A3         6,000,000                       6,262,380

Series D:

5.25% 8/1/13                      A3         2,500,000                       2,333,875

5.25% 8/1/21 (MBIA Insured)       Aaa        6,000,000                       5,236,980

5.375% 8/1/17                     A3         2,500,000                       2,261,175

5.75% 2/15/08                     A3         1,000,000                       1,015,480

Series E, 6% 8/1/26               A3         295,000                         312,544
(Pre-Refunded to  8/1/06 @
101.5) (d)

Series F, 5.75% 2/1/15            A3         2,500,000                       2,433,225

Series G:

6% 10/15/26                       A3         4,950,000                       4,752,545

6% 10/15/26 (Pre-Refunded to      A3         50,000                          52,909
10/15/07 @ 101) (d)

Series H:

5.5% 8/1/12                       A3         9,000,000                       8,766,630

7% 2/1/05                         A3         665,000                         699,766

7% 2/1/06                         A3         280,000                         293,821

7% 2/1/06 (Pre-Refunded to        A3         140,000                         148,030
2/1/02 @ 101.5) (d)

Series I:

6.125% 4/15/11                    A3         18,820,000                      19,415,465

6.125% 4/15/11 (Pre-Refunded      A3         6,180,000                       6,569,464
to 4/15/07 @ 101) (d)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

NEW YORK - CONTINUED

New York City Gen. Oblig.: -
continued

Series J:

5.875% 2/15/19                    A3        $ 4,000,000                     $ 3,846,480

6.125% 8/1/12                     A3         1,000,000                       1,027,360

Series L, 5.75% 8/1/12            A3         3,700,000                       3,700,703

New York City Ind. Dev. Agcy.     Aaa        2,805,000                       2,912,123
Ind. Dev. Rev. (Japan
Airlines Co. Ltd. Proj.)
Series 1991, 6% 11/1/15 (FSA
Insured) (c)

New York City Ind. Dev. Agcy.
Spl. Facilities Rev.:

(American Airlines, Inc.          Baa2       10,000,000                      10,175,500
Proj.) 6.9% 8/1/24 (c)

(Term. One Group Assoc. Proj.):

5.7% 1/1/04 (c)                   A3         1,500,000                       1,520,340

6% 1/1/08 (c)                     A3         500,000                         508,790

New York City Muni. Wtr. Fin.
Auth. Wtr. & Swr. Sys. Rev.:

Series B:

5.375% 6/15/07 (AMBAC Insured)    Aaa        500,000                         507,370

5.5% 6/15/27 (MBIA Insured)       Aaa        7,775,000                       6,958,159

5.75% 6/15/26 (MBIA Insured)      Aaa        5,000,000                       4,715,350

5.75% 6/15/29 (MBIA Insured)      Aaa        4,000,000                       3,757,800

5.875% 6/15/26                    A1         21,250,000                      19,937,813

Series C, 7% 6/15/16 (FGIC        Aaa        500,000                         524,090
Insured) (Pre-Refunded to
6/15/01 @ 101.5) (d)

New York City Transitional
Fin. Auth. Rev.:

Series A:

5% 8/15/15                        Aa3        3,375,000                       3,039,086

5.125% 8/15/21                    Aa3        21,000,000                      18,264,960

6% 8/15/29                        Aa3        3,000,000                       2,923,260

Series B:

4.75% 11/15/16                    Aa3        11,470,000                      9,820,614

4.75% 11/1/23                     Aa3        9,000,000                       7,187,490

Series C, 5.25% 5/1/13            Aa3        10,000,000                      9,563,200

New York City Trust Cultural
Resources Rev.:

(American Museum of Natural       Aaa        4,850,000                       4,557,739
History Proj.) Series A,
5.65% 4/1/22 (MBIA Insured)

(New York Botanical Garden        Aaa        1,250,000                       1,224,963
Proj.) 5.75% 7/1/16 (MBIA
Insured)

New York Dorm. Auth. Revs.:

(Barnard College Proj.) 5.25%     Aaa        4,625,000                       4,003,215
7/1/26 (AMBAC Insured)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

NEW YORK - CONTINUED

New York Dorm. Auth. Revs.: -
continued

(Champlain Valley Physicians
Proj.):

6% 7/1/08 (AMBAC Insured)         AAA       $ 600,000                       $ 627,012

6% 7/1/09 (AMBAC Insured)         AAA        370,000                         387,675

6% 7/1/10 (AMBAC Insured)         AAA        250,000                         260,893

(City Univ. Sys.
Consolidation Proj.):

Series C, 6.25% 7/1/05 (AMBAC     Aaa        6,320,000                       6,691,490
Insured)

Series D, 7% 7/1/09               Baa1       6,000,000                       6,452,160

(City Univ. Sys. Proj.):

Series 2, 5.5% 7/1/16 (AMBAC      Aaa        2,500,000                       2,369,850
Insured)

Series C, 7.5% 7/1/10             Baa1       4,000,000                       4,490,600

(Consolidated City Univ. Sys.
Proj.):

Series 1, 5% 7/1/11 (MBIA         Aaa        10,000,000                      9,526,600
Insured)

Series A:

5.5% 7/1/05                       Baa1       1,000,000                       1,013,160

5.75% 7/1/07 (MBIA Insured)       Aaa        1,965,000                       2,030,651

(Ithaca College Proj.) 5.25%      Aaa        9,805,000                       8,486,816
7/1/26  (AMBAC Insured)

(Judicial Facilities Lease        Baa1       2,000,000                       2,073,520
Proj.) Series B, 7% 4/15/16

(Mental Health Svcs.
Facilities Impt. Proj.):

Series A:

5.75% 8/15/11                     A3         3,000,000                       3,004,560

6% 2/15/01                        A3         500,000                         508,595

Series B, 6.5% 8/15/10            A3         3,495,000                       3,735,421

Series D, 4.75% 2/15/25 (MBIA     Aaa        10,000,000                      7,952,300
Insured)

Series F, 4.5% 8/15/28 (AMBAC     Aaa        5,000,000                       3,739,500
Insured)

(New York Hosp. Med. Ctr.         Aaa        5,500,000                       5,499,505
Proj.) 5.25% 2/1/07 (AMBAC
Insured)

(New York Univ. Proj.) Series
A:

5.75% 7/1/15 (MBIA Insured)       Aaa        1,250,000                       1,240,800

5.75% 7/1/27 (MBIA Insured)       Aaa        5,000,000                       4,806,850

(Saint Joseph's Hosp. Health
Ctr. Proj.):

6% 7/1/08 (MBIA Insured)          Aaa        1,260,000                       1,316,725

6% 7/1/09 (MBIA Insured)          Aaa        1,500,000                       1,566,015

(Saint Vincent's Hosp. & Med.
Ctr. Proj.):

6% 2/1/03 (AMBAC Insured)         Aaa        1,820,000                       1,878,185

6% 8/1/03 (AMBAC Insured)         Aaa        1,875,000                       1,944,150

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

NEW YORK - CONTINUED

New York Dorm. Auth. Revs.: -
continued

Rfdg.:

(City Univ. Proj.) Series U,      Baa1      $ 525,000                       $ 544,987
6.25% 7/1/03

(City Univ. Sys.                  Baa1       500,000                         510,840
Consolidation Proj.) Series
A, 5.75% 7/1/07

(Colgate Univ. Proj.):

6% 7/1/16 (MBIA Insured)          Aaa        1,900,000                       1,937,392

6% 7/1/21 (MBIA Insured)          Aaa        2,500,000                       2,499,700

(FIT Student Hsg. Proj.):

5.75% 7/1/03 (AMBAC Insured)      Aaa        1,590,000                       1,637,430

5.75% 7/1/04 (AMBAC Insured)      Aaa        1,680,000                       1,737,893

5.75% 7/1/05 (AMBAC Insured)      Aaa        1,650,000                       1,708,262

5.75% 7/1/06 (AMBAC Insured)      Aaa        1,500,000                       1,553,280

(Jamaica Hosp. Med. Ctr.          Aaa        3,605,000                       3,416,891
Proj.) Series F, 5.1%
2/15/12 (MBIA Insured)

(Mental Health Svcs.              A3         2,550,000                       2,553,876
Facilities Proj.) Series B,
5.75% 2/15/11

(New York & Presbyterian          Aaa        5,000,000                       4,924,000
Hosp. Proj.) 4.4% 8/1/13
(AMBAC Insured) (FHA Insured)

(Rochester Institute of           Aaa        4,875,000                       4,284,979
Technology Proj.) 5.25%
7/1/22 (MBIA Insured)

(Second Hosp./Jamaica Hosp.       Aaa        6,935,000                       6,489,010
Proj.)  Series F, 5.2%
2/15/13 (MBIA Insured)

(State Univ. Edl. Facilities
Proj.):

Series A:

6.5% 5/15/05                      A3         7,080,000                       7,500,977

6.5% 5/15/06                      A3         3,400,000                       3,616,648

Series B:

7.375% 5/15/14 (Pre-Refunded      A2         275,000                         283,071
to 5/15/00 @ 102) (d)

7.5% 5/15/11                      A2         3,445,000                       3,875,901

5.5% 5/15/09                      A2         3,000,000                       2,987,340

(Univ. of Rochester Proj.)
Series A:

5% 7/1/11 (MBIA Insured)          Aaa        1,570,000                       1,495,676

5% 7/1/12 (MBIA Insured)          Aaa        1,805,000                       1,691,339

5% 7/1/27 (MBIA Insured)          Aaa        16,475,000                      13,582,155

Series E, 5% 2/15/10 (MBIA        Aaa        3,500,000                       3,369,800
Insured)

Rfdg. (Cap. Appreciation)         Aaa        2,175,000                       1,217,435
(Manhattanville College
Proj.) 0% 7/1/10 (MBIA
Insured)

New York Gen. Oblig. Rfdg.        A2         10,150,000                      9,836,264
Series F, 5.25% 9/15/11

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

NEW YORK - CONTINUED

New York State Dorm. Auth.        Aaa       $ 3,150,000                     $ 2,784,411
Lease Rev. (State Univ.
Dorm. Facilities Proj.)
Series A, 5.3% 7/1/24 (AMBAC
Insured)

New York State Energy             A1         10,600,000                      10,367,966
Research & Dev. Auth.
Facilities Rev. Rfdg.
(Consolidated Edison Co.
Proj.) Series A, 6.1% 8/15/20

New York State Energy             Aaa        1,000,000                       919,470
Research & Dev. Auth. Gas
Facilities Rev. Rfdg.
(Brooklyn Union Gas Co.
Proj.) Series A, 5.5% 1/1/21
(MBIA Insured)

New York State Energy             Aaa        1,000,000                       1,046,070
Research & Dev. Auth. Poll.
Cont. Rev. Rfdg. (State
Elec. & Gas Corp. Proj.)
Series E, 5.9% 12/1/06 (MBIA
Insured)

New York State Envir.
Facilities Corp. Clean Wtr.
& Drinking Wtr. Rev.
(Revolving Funds Proj.):

Series C, 5% 6/15/19              Aa1        4,000,000                       3,449,720

Series F:

4.875% 6/15/18                    Aa1        3,000,000                       2,543,340

4.875% 6/15/20                    Aa1        3,555,000                       2,948,588

5% 6/15/15                        Aa1        3,000,000                       2,689,260

5.25% 6/15/13                     Aa1        2,580,000                       2,452,780

New York State Envir.
Facilities Corp. Poll. Cont.
Rev.:

(State Wtr. Revolving Fund
Pooled Ln. Prog.):

Series B, 5.2% 5/15/14            Aaa        2,220,000                       2,097,101

Series C, 5.85% 7/15/15           Aaa        3,060,000                       3,046,811

(State Wtr. Revolving Fund
Proj.) Series D:

5% 6/15/11                        Aa1        3,645,000                       3,478,788

5% 6/15/12                        Aa1        2,000,000                       1,886,200

5.125% 6/15/19                    Aa1        5,000,000                       4,397,300

(State Wtr. Revolving
Fund-New York City Muni.
Wtr. Proj.):

Series A:

6.8% 6/15/01                      Aa2        2,000,000                       2,058,020

6.9% 6/15/02                      Aaa        265,000                         277,874

6.9% 6/15/02 (Pre-Refunded to     Aaa        835,000                         878,069
6/15/01 @ 102) (d)

7% 6/15/12                        Aaa        190,000                         198,753

Series B, 5.25% 6/15/14           Aa1        3,180,000                       2,980,328

Series D:

5.9% 5/15/01                      Aaa        1,000,000                       1,017,190

6.3% 5/15/05                      Aaa        2,000,000                       2,124,360

6.3% 11/15/05                     Aaa        2,725,000                       2,907,221

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

NEW YORK - CONTINUED

New York State Envir.
Facilities Corp. Poll. Cont.
Rev.: - continued

Series E:

6.25% 6/15/05                     Aa1       $ 1,200,000                     $ 1,269,408

6.5% 6/15/14                      Aaa        130,000                         134,302

Rfdg. (State Wtr. Revolving       Aa1        5,000,000                       5,098,000
Fund-New York City Muni.
Wtr. Proj.) Series A, 5.75%
6/15/11

New York State Hsg. Fin.
Agcy. Rev.:

(Nursing Home & Health Care       Aaa        3,955,000                       3,811,869
Proj.) Series A, 4.6%
11/1/06 (MBIA Insured)

8.25% 5/1/09 (f)                  Aa3        4,375,000                       4,156,250

New York State Local Govt.
Assistance Corp.:

Rfdg.:

Series A, 5.25% 4/1/15 (AMBAC     Aaa        5,000,000                       4,642,200
Insured)

Series C, 5.5% 4/1/17             A3         14,675,000                      13,969,133

Series E, 5.25% 4/1/16            A3         23,600,000                      21,990,716

Series C, 5.5% 4/1/22             A3         6,375,000                       5,684,970

Series D, 5.375% 4/1/14           A3         4,000,000                       3,798,640

New York State Med. Care
Facilities Fin. Agcy. Rev.:

(Long-Term. Health Care           Aaa        1,170,000                       1,220,263
Proj.) Series A, 6.8%
11/1/14 (FSA Insured)

(Mental Health Svcs.
Facilities Proj.):

Series A:

7.5% 2/15/21                      A3         50,000                          51,859

7.5% 2/15/21 (Pre-Refunded to     Aaa        85,000                          89,479
2/15/01 @ 102) (d)

Series D, 7.4% 2/15/18            A3         450,000                         473,661

Rfdg.:

(Mental Health Svcs.              A3         1,735,000                       1,744,456
Facilities Proj.) Series A,
8.875% 8/15/07

(Presbyterian Hosp. Proj.)        Aa2        3,000,000                       2,793,780
Series A, 5.25% 8/15/14

Series A, 7.25% 11/1/11 (MBIA     Aaa        890,000                         922,111
Insured)

New York State Mtg. Agcy.
(Homeowner Mtg. Prog.):

Series 53, 5.9% 10/1/17           Aa2        2,000,000                       1,968,920

Series 69, 4.7% 4/1/24 (c)        Aa2        5,920,000                       5,815,275

5.5% 4/1/19 (AMBAC Insured)       Aaa        4,500,000                       4,430,970
(c)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

NEW YORK - CONTINUED

New York State Pwr. Auth.         Aaa       $ 250,000                       $ 267,938
Rev. & Gen. Purp. Rfdg.
Series W, 6.5% 1/1/08
(Escrowed to Maturity) (d)

New York State Thruway Auth.
Gen. Rev.:

Rfdg. Series E, 5.25% 1/1/12      Aa3        5,410,000                       5,203,554

Series D, 5.375% 1/1/27           Aa3        3,000,000                       2,638,560

New York State Thruway Auth.
Hwy. & Bridge Trust Fund:

Series A:

5.25% 4/1/16 (AMBAC Insured)      Aaa        5,175,000                       4,749,977

6.25% 4/1/05 (AMBAC Insured)      Aaa        5,000,000                       5,281,550

Series B, 6% 4/1/04 (MBIA         Aaa        11,195,000                      11,664,294
Insured)

New York State Thruway Auth.
Svc. Contract Rev.:

(Local Hwy. & Bridge Proj.)       Baa1       13,700,000                      13,234,063
5.75% 4/1/16

Rfdg. (Local Hwy. & Bridge        Baa1       4,000,000                       4,070,800
Proj.) 6% 4/1/11

New York State Urban Dev.
Corp. Rev.:

(Correctional Cap. Facilities     Baa1       1,455,000                       1,489,542
Proj.) Series 5, 5.9% 1/1/08

(Sports Facilities Assistance     Aaa        15,000                          15,907
Prog.) Series A, 6.25%
4/1/06 (MBIA Insured)

Rfdg.:

(Correctional Cap. Facilities     Baa1       700,000                         723,947
Proj.) Series A, 6.3% 1/1/03

(Correctional Facilities          Aaa        2,000,000                       2,035,560
Proj.) 5.625% 1/1/07 (AMBAC
Insured)

(Syracuse Univ. Ctr. Proj.)       Baa1       1,000,000                       1,004,770
5.2% 1/1/03

Niagara Falls Gen. Oblig.:

(Pub. Impt. Proj.):

7.5% 3/1/08 (MBIA Insured)        Aaa        995,000                         1,133,922

7.5% 3/1/10 (MBIA Insured)        Aaa        1,155,000                       1,338,148

7.5% 3/1/11 (MBIA Insured)        Aaa        1,245,000                       1,455,803

7.5% 3/1/16 (MBIA Insured)        Aaa        1,060,000                       1,249,072

7.5% 3/1/17 (MBIA Insured)        Aaa        1,200,000                       1,414,764

(Wtr. Treatment Plant Proj.)      Aaa        1,000,000                       1,077,730
7% 11/1/13 (MBIA Insured) (c)

North Hempstead Gen. Oblig.       Aaa        2,000,000                       2,106,260
Rfdg. Series B, 6.1% 4/1/06
(FGIC Insured)

Rensselaer County Ind. Dev.       Aaa        1,500,000                       1,460,520
Auth. Civic Facilities Rev.
(Polytechnic Institute
Proj.) Series B, 5% 8/1/09
(AMBAC Insured)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

NEW YORK - CONTINUED

Rockland County Gen. Oblig.       Aaa       $ 1,475,000                     $ 1,546,567
6% 8/15/05 (AMBAC Insured)

Suffolk County Gen. Oblig.        Aaa        3,380,000                       3,541,361
Series A, 6% 8/1/05 (AMBAC
Insured)

Suffolk County Ind. Dev.          BBB        925,000                         974,515
Agcy. Civic Facility  Rev.
(Dowling College Proj.)
8.25% 12/1/20 (Pre-Refunded
to 12/1/00 @ 102) (d)

Suffolk County Wtr. Auth.         Aaa        30,000                          31,271
Wtrwks. Rev. Rfdg. Series C,
5.75% 6/1/10 (AMBAC Insured)
(Pre-Refunded to 6/1/02 @
102) (d)

Triborough Bridge & Tunnel
Auth. Rev.:

(Convention Ctr. Proj.)
Series E:

6% 1/1/11                         Baa1       4,000,000                       4,084,720

7.25% 1/1/10                      Baa1       9,870,000                       10,864,699

Rfdg.:

Series B:

5% 1/1/14                         Aa3        2,000,000                       1,824,640

6% 1/1/04                         Aa3        5,000,000                       5,168,200

Series Q, 6.75% 1/1/09            Aa3        1,000,000                       1,078,090

Series Y, 6% 1/1/12               Aa3        16,610,000                      17,192,679

Series A:

5.25% 1/1/28                      Aa3        5,400,000                       4,627,152

5.5% 1/1/09                       Aa3        4,250,000                       4,277,200

6% 1/1/11                         Aa3        500,000                         517,990

Series X, 6.2% 1/1/03             Aa3        1,000,000                       1,034,540

Triborough Bridge & Tunnel
Auth. Spl. Oblig. Rfdg.
Series A:

5.125% 1/1/11 (MBIA Insured)      Aaa        3,000,000                       2,895,150

5.125% 1/1/12 (MBIA Insured)      Aaa        1,000,000                       950,300

5.25% 1/1/11 (FGIC Insured)       Aaa        3,000,000                       2,932,770

Tsasc, Inc. Rev. Series 1,        Aa1        8,500,000                       8,186,945
6.25% 7/15/27

Upper Mohawk Valley Reg'l.        Aaa        5,000,000                       4,244,900
Wtr. Fin. Auth. Wtr. Sys.
Rev. Rfdg. Series A, 5.125%
10/1/26 (FSA Insured)

Yonkers Gen. Oblig. Series A:

6% 8/1/04 (FGIC Insured)          Aaa        1,020,000                       1,060,994

6% 8/1/05 (FGIC Insured)          Aaa        1,080,000                       1,126,818

                                                                             956,591,319

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

NEW YORK & NEW JERSEY - 2.6%

Port Auth. New York & New
Jersey:

Rfdg.:

Series 107, 6% 10/15/06 (c)       A1        $ 1,530,000                     $ 1,593,816

Series 109, 5.375% 1/15/32        A1         12,500,000                      10,901,500

Series 73, 6.75% 10/15/06 (c)     A1         2,000,000                       2,058,220

Series 85:

5.2% 9/1/15                       A1         2,400,000                       2,215,728

5.2% 9/1/16                       A1         2,000,000                       1,830,820

Series 99, 7% 11/1/04 (FGIC       Aaa        5,040,000                       5,467,543
Insured) (c)

Port Auth. New York & New         Aaa        2,000,000                       1,882,140
Jersey Spl. Oblig. Rev. (JFK
Int'l. Air Term. Spl. Proj.)
Series 6, 5.75% 12/1/25
(MBIA Insured) (c)

                                                                             25,949,767

PUERTO RICO - 1.3%

Puerto Rico Commonwealth Hwy.     Baa1       2,000,000                       1,520,800
& Trans. Auth. Trans. Rev.
Series A, 4.75% 7/1/38

Puerto Rico Commonwealth          Baa        6,270,000                       6,404,805
Urban Renewal & Hsg. Corp.
Rfdg. 7.875% 10/1/04

Puerto Rico Tel. Auth. Rev.       Aaa        4,800,000                       5,105,760
6.56% 1/16/15 (MBIA Insured)
(Pre-Refunded to 1/1/03 @
103) INFL (b)(d)(e)

                                                                             13,031,365

TOTAL MUNICIPAL BONDS                                                       995,572,451
(Cost $1,030,347,946)


MUNICIPAL NOTES - 0.1%



NEW YORK - 0.1%

New York City Gen. Oblig.                    1,000,000                       1,000,000
Series A10, 3.65%, LOC
Morgan Guaranty Trust Co.,
NY, VRDN (b) (Cost
$1,000,000)

TOTAL INVESTMENT PORTFOLIO -                                               996,572,451
98.9%  (Cost $1,031,347,946)

NET OTHER ASSETS - 1.1%                                                     10,874,115

NET ASSETS - 100%                                                      $ 1,007,446,566

SECURITY TYPE ABBREVIATIONS

INFL - INVERSE FLOATING RATE SECURITY

VRDN - VARIABLE RATE DEMAND NOTE

LEGEND

(a) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(d) Security collateralized by an amount sufficient to pay interest and principal.

(e) Coupon is inversely indexed to a floating interest rate. The price will be more volatile than the price of a comparable fixed rate security. The rate shown is the rate at period end.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933.

Additional information on each holding is as follows:

SECURITY                  ACQUISITION DATE  ACQUISITION COST

New York State Hsg. Fin.  5/1/86            $ 4,506,250
Agcy. Rev. 8.25% 5/1/09

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS              S&P  RATINGS

Aaa, Aa, A        82.1%      AAA, AA, A     94.9%

Baa               17.4%      BBB            2.9%

Ba                0.0%       BB             0.0%

B                 0.0%       B              0.0%

Caa               0.0%       CCC            0.0%

Ca, C             0.0%       CC, C          0.0%

                             D              0.0%

The fund invested in securities that are not registered under the Securities Act of 1933. These securities are subject to legal or contractual restrictions on resale. At the end of the period, restricted securities (excluding Rule 144A issues) amounted to $4,156,250 or 0.4% of net assets.

The distribution of municipal securities by revenue source, as a percentage of net assets, is as follows:

General Obligations           37.7%

Transportation                16.9

Special Tax                   15.0

Water & Sewer                  8.9

Education                      5.5

Others* (individually less    16.0
than 5%)

                             100.0%

*  Includes short-term investments and net other assets.

INCOME TAX INFORMATION

At January 31, 2000, the aggregate cost of investment securities for income tax purposes was $1,031,347,946. Net unrealized depreciation aggregated $34,775,495, of which $11,904,281 related to appreciated investment securities and $46,679,776 related to depreciated investment securities.

The fund hereby designates approximately $1,916,000 as a capital gain dividend for the purpose of the dividend paid deduction.

The fund hereby designates 100% of the long-term capital gain dividends distributed during the fiscal year as 20%-rate capital gain dividends (unaudited).

At January 31, 2000, the fund had a capital loss carryforward of approximately $2,776,000 all of which will expire on January 31, 2008.

During the fiscal year ended January 31, 2000, 100% of the fund's income dividends was free from federal income tax, and 5.11% of the fund's income dividends was subject to the federal alternative minimum tax (unaudited).

SPARTAN NEW YORK MUNICIPAL INCOME FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                         JANUARY 31, 2000

ASSETS

Investment in securities, at                $ 996,572,451
value (cost $1,031,347,946)
- See accompanying schedule

Receivable for fund shares                   978,495
sold

Interest receivable                          14,442,948

 TOTAL ASSETS                                1,011,993,894

LIABILITIES

Payable to custodian bank       $ 4,396

Payable for fund shares          3,051,105
redeemed

Distributions payable            1,047,830

Accrued management fee           320,260

Other payables and accrued       123,737
expenses

 TOTAL LIABILITIES                           4,547,328

NET ASSETS                                  $ 1,007,446,566

Net Assets consist of:

Paid in capital                             $ 1,047,329,319

Distributions in excess of                   (306,948)
net interest income

Accumulated undistributed net                (4,800,310)
realized gain (loss) on
investments

Net unrealized appreciation                  (34,775,495)
(depreciation) on investments

NET ASSETS, for 85,785,676                  $ 1,007,446,566
shares outstanding

NET ASSET VALUE, offering                    $11.74
price and redemption price
per share ($1,007,446,566
(divided by) 85,785,676
shares)

STATEMENT OF OPERATIONS
                                YEAR ENDED JANUARY 31, 2000

INTEREST INCOME                                $ 60,107,225

Expenses

Management fee                 $ 4,320,416

Transfer agent fees             912,592

Accounting fees and expenses    269,329

Non-interested trustees'        3,017
compensation

Custodian fees and expenses     38,872

Registration fees               26,017

Audit                           31,383

Legal                           10,056

Reports to shareholders         21,509

Miscellaneous                   2,458

 Total expenses before          5,635,649
reductions

 Expense reductions             (13,874)        5,621,775

NET INTEREST INCOME                             54,485,450

Realized and Unrealized Gain
(Loss)
Net realized gain (loss) on:

 Investment securities          (114,472)

 Futures contracts              (3,366,907)     (3,481,379)

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities          (110,161,172)

 Futures contracts              (39,756)        (110,200,928)

NET GAIN (LOSS)                                 (113,682,307)

NET INCREASE (DECREASE) IN                     $ (59,196,857)
NET ASSETS RESULTING  FROM
OPERATIONS

OTHER INFORMATION

Expense reductions Custodian                   $ 7,408
credits

 Transfer agent credits                         6,466

                                               $ 13,874

STATEMENT OF CHANGES IN NET ASSETS

                                 YEAR ENDED JANUARY 31, 2000  YEAR ENDED JANUARY 31, 1999

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 54,485,450                 $ 53,491,979

 Net realized gain (loss)         (3,481,379)                  19,104,342

 Change in net unrealized         (110,200,928)                304,240
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       (59,196,857)                 72,900,561
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (54,350,673)                 (53,491,979)
From net interest income

 From net realized gain           (603,460)                    (13,895,534)

 In excess of net realized        (1,354,809)                  -
gain

 TOTAL DISTRIBUTIONS              (56,308,942)                 (67,387,513)

Share transactions Net            227,054,112                  236,488,822
proceeds from sales of shares

 Reinvestment of distributions    43,201,504                   53,230,286

 Cost of shares redeemed          (347,394,370)                (228,808,660)

 NET INCREASE (DECREASE) IN       (77,138,754)                 60,910,448
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       (192,644,553)                66,423,496
IN NET ASSETS

NET ASSETS

 Beginning of period              1,200,091,119                1,133,667,623

 End of period (including        $ 1,007,446,566              $ 1,200,091,119
distributions in excess of
net   interest income of
$306,948 and $0,
respectively)

OTHER INFORMATION
Shares

 Sold                             18,303,331                   18,328,379

 Issued in reinvestment of        3,511,447                    4,132,077
distributions

 Redeemed                         (28,383,532)                 (17,740,542)

 Net increase (decrease)          (6,568,754)                  4,719,914


FINANCIAL HIGHLIGHTS

YEARS ENDED JANUARY 31,        2000         1999         1998         1997       1996

SELECTED PER-SHARE DATA

Net asset value,  beginning    $ 12.990     $ 12.940     $ 12.290     $ 12.540   $ 11.370
of period

Income from Investment          .590 D       .602         .624         .629       .635
Operations Net interest
income

Net realized and  unrealized    (1.230)      .205         .670         (.246)     1.177
gain (loss)

Total from investment           (.640)       .807         1.294        .383       1.812
operations

Less Distributions

From net interest income        (.589)       (.602)       (.624)       (.631)     (.642)

From net realized gain          (.006)       (.155)       (.020)       (.002)     -

In excess of net  realized      (.015)       -            -            -          -
gain

Total distributions             (.610)       (.757)       (.644)       (.633)     (.642)

Net asset value,  end of       $ 11.740     $ 12.990     $ 12.940     $ 12.290   $ 12.540
period

TOTAL RETURN A                  (5.03)%      6.45%        10.82%       3.22%      16.29%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 1,007,447  $ 1,200,091  $ 1,133,668  $ 401,071  $ 433,678
(000 omitted)

Ratio of expenses to average    .49%         .53% B       .55% B       .59%       .59%
net assets

Ratio of expenses to average    .49%         .53%         .55%         .59%       .58% C
net assets after expense
reductions

Ratio of net interest income    4.78%        4.67%        4.97%        5.15%      5.26%
to average net assets

Portfolio turnover rate         19%          25%          43%          44%        83%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
C FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES. D NET INTEREST INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

SPARTAN NEW YORK MUNICIPAL MONEY MARKET FUND

PERFORMANCE: THE BOTTOM LINE


To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in value of an investment, assuming reinvestment of the fund's dividend income and does not include the effect of the fund's $5 account closeout fee on an average-sized account. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JANUARY 31, 2000    PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

SPARTAN NY MUNICIPAL MONEY        2.86%        16.67%        37.72%
MARKET

New York Tax-Free Retail          2.64%        15.38%        n/a
Money Market Funds Average

CUMULATIVE TOTAL RETURNS show the fund's performance over a set period
- in this case, one year, five years or since the fund started on February 3, 1990. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the New York tax-free retail money market funds average, which reflects the performance of mutual funds with similar objectives tracked by IBC Financial Data, Inc. The past one year average represents a peer group of 39 money market funds.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JANUARY 31, 2000  PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

SPARTAN NY MUNICIPAL MONEY      2.86%        3.13%         3.25%
MARKET

New York Tax-Free Retail        2.64%        2.90%         n/a
Money Market Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

YIELDS

                              1/31/00  11/1/99  8/2/99  5/3/99  2/1/99

Spartan New York Municipal    2.88%    2.98%    2.66%   3.07%   2.46%
Money Market Fund



New York Tax-Free Retail      2.71%    2.71%    2.46%   2.92%   2.24%
Money Market Funds Average



Spartan New York Municipal    5.04%    5.22%    4.65%   5.38%   4.30%
Money Market Fund -
Tax-equivalent



Portion of fund's income      2.30%    4.75%    6.90%   4.58%   3.94%
subject to state taxes

Spartan New York
Municipal Money
Market Fund

New York Tax-Free
Retail Money Market

Funds Average

4% -
3% -
2% -
1% -
0%

Row: 1, Col: 1, Value: 2.88
Row: 1, Col: 2, Value: 2.71
Row: 2, Col: 1, Value: 2.98
Row: 2, Col: 2, Value: 2.71
Row: 3, Col: 1, Value: 2.66
Row: 3, Col: 2, Value: 2.46
Row: 4, Col: 1, Value: 3.07
Row: 4, Col: 2, Value: 2.92
Row: 5, Col: 1, Value: 2.46
Row: 5, Col: 2, Value: 2.24

YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the New York tax-free retail money market funds average as tracked by IBC Financial Data, Inc. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective 2000 federal, state and New York City income tax rate of 42.80%. The fund's yields mentioned above reflect that a portion of the fund's income was subject to state taxes. A portion of the fund's income may be subject to the federal alternative minimum tax.

A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

(checkmark)COMPARING
PERFORMANCE

Yields on tax-free investments
are usually lower than yields
on taxable investments.
However, a straight
comparison between the two
may be misleading because it
ignores the way taxes reduce
taxable returns. Tax-equivalent
yield - the yield you'd have to
earn on a similar taxable
investment to match the tax-free
yield - makes the comparison
more meaningful. Keep in mind
that the U.S. government
neither insures nor
guarantees a money market
fund. In fact, there is no
assurance that a money market
fund will maintain a $1 share
price.

SPARTAN NEW YORK MUNICIPAL MONEY MARKET FUND

FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Diane McLaughlin)

An interview with Diane McLaughlin, Portfolio Manager of Spartan New York Municipal Money Market Fund

Q. DIANE, WHAT WAS THE INVESTMENT ENVIRONMENT LIKE DURING THE 12
MONTHS THAT ENDED JANUARY 31, 2000?

A. Economic growth was solid throughout the period. The wealth effect created by appreciating equity and real estate markets fueled consumer spending, a significant component of gross domestic product. Growth in real GDP - gross domestic product adjusted for inflation - was 4.5% in 1999. Meanwhile, unemployment hit record lows; it ended 1998 at 4.4% and trended downward throughout 1999, ultimately falling to 4.0% in January 2000, the lowest jobless rate since January 1970. With growth this strong and employment this tight, wage pressures were expected to carry through to the consumer in the form of higher prices. However, very few hints of higher prices emerged, as increased productivity offset inflationary tendencies. Nevertheless, the Federal Reserve Board felt that action was warranted on its part. Striking against inflation before it emerged, the Fed raised the rate banks charge each other for overnight loans - known as the fed funds target rate - three times, in June, August and November. These rate hikes brought the fed funds target rate back to 5.50%, where it stood in mid-1998 before the Fed cut it three times in order to help alleviate a building global credit crunch. After its November interest-rate increase, the Fed chose to stand pat through the rest of 1999 to maintain stability in the markets through the changeover into the year 2000.

Q. WHAT WAS YOUR STRATEGY WITH THE FUND?

A. Despite my expectation for higher rates during the period, I was able to find attractive opportunities among one-year, fixed-rate notes. In the summer, many New York municipalities issue one-year, fixed-rate notes to help sustain cash flow. Because of this added supply, fixed-rate notes offer higher yields. Even though I expected rates to move higher in the future, I was able to find longer-term notes that incorporated my expectations for higher yields. From a starting point of 34 days at the beginning of the period, the fund's average maturity moved out to the mid-60-day range in the summer. For the rest of the period, with less one-year note issuance, I turned my focus to commercial paper. Overall, yields on these three- and four-month securities were the same as those offered by one-year securities, so there was little advantage to invest in the longer-term notes given my outlook for rising interest rates. As yields rose and the commercial paper matured, I was able to roll over the assets into securities bearing higher yields. I also increased the fund's investments in variable-rate demand notes - very-short-term securities whose yields are reset at regular intervals - when I anticipated outflows from the fund, namely at tax time and the end of the year. At the end of 1999, I maximized the fund's liquidity in preparation for potential volatility and shareholder flows due to possible problems related to Y2K. Holding a significant stake in demand notes at the end of the year benefited the fund; they captured higher yields as they emerged. In fact, at the end of 1999, tax-exempt rates outpaced yields on taxable securities with comparable maturities, an unusual phenomenon.

Q. HOW DID THE FUND PERFORM?

A. The fund's seven-day yield on January 31, 2000, was 2.88%, compared to 2.48% 12 months ago. The latest yield was the equivalent of a 5.04% taxable yield for New York investors in the 42.80% combined federal, state and New York City tax bracket. The fund's yields reflect that a portion of the fund's income was subject to state taxes. Through January 31, 2000, the fund's 12-month total return was 2.86%, compared to 2.64% for the New York tax-free retail money market funds average, according to IBC Financial Data, Inc.

Q. WHAT IS YOUR OUTLOOK?

A. Given the continued strength of the U.S. economy, it's likely that additional Fed rate hikes will follow. The market has priced in at least two more 0.25 percentage point Fed rate increases, and the Fed may be even more aggressive if continued economic strength results in higher prices. Looking more closely at the fund, given my outlook for higher interest rates, I intend to maintain a neutral maturity. However, I will continue to seek opportunities in fixed-rate securities that accurately reflect my fundamental outlook.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: high current income
free from federal income tax
and New York State and City
income taxes, consistent with
the preservation of capital,
by investing in municipal
money market securities

FUND NUMBER: 422

TRADING SYMBOL: FSNXX

START DATE: February 3, 1990

SIZE: as of January 31,
2000, more than $809
million

MANAGER: Diane McLaughlin,
since 1997; manager,
various Fidelity and Spartan
municipal money market
funds; joined Fidelity in
1992

SPARTAN NEW YORK MUNICIPAL MONEY MARKET FUND

INVESTMENT CHANGES



MATURITY DIVERSIFICATION

DAYS                     % OF FUND'S INVESTMENTS 1/31/00  % OF FUND'S INVESTMENTS 7/31/99  % OF FUND'S INVESTMENTS 1/31/99

  0 - 30                      56.6                             61.6                             77.5

 31 - 90                      31.3                             23.2                             11.6

 91 - 180                      8.4                              1.2                              7.5

181 - 397                      3.7                             14.0                              3.4

WEIGHTED AVERAGE MATURITY

                             1/31/00                          7/31/99                          1/31/99

Spartan New York Municipal   42 DAYS                          58 Days                          34 Days
Money Market Fund

New York Tax-Free Money      41 DAYS                          53 Days                          40 Days
Market Funds Average *



ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF JANUARY 31, 2000                                         AS OF JULY 31, 1999

Variable Rate Demand Notes                                     Variable Rate Demand Notes
(VRDNs)                          50.3%                         (VRDNs)                          46.2%

Commercial  Paper (including                                   Commercial  Paper (including
CP Mode)                         25.0%                         CP Mode)                         28.3%

Tender Bonds                      4.4%                         Tender Bonds                      4.2%

Municipal Notes                  15.3%                         Municipal Notes                  11.1%

Municipal Money Market Funds      0.0%                         Municipal Money Market Funds      6.8%

Other Investments and Net                                      Other Investments and Net
Other Assets                      5.0%                         Other Assets                      3.4%

Row: 1, Col: 1, Value: 50.3                                    Row: 1, Col: 1, Value: 46.2
Row: 1, Col: 2, Value: 0.0                                     Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 25.0                                    Row: 1, Col: 3, Value: 28.3
Row: 1, Col: 4, Value: 4.4                                     Row: 1, Col: 4, Value: 4.2
Row: 1, Col: 5, Value: 15.3                                    Row: 1, Col: 5, Value: 11.1
Row: 1, Col: 6, Value: 0.0                                     Row: 1, Col: 6, Value: 6.8
Row: 1, Col: 7, Value: 0.0                                     Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 5.0                                     Row: 1, Col: 8, Value: 3.4





PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

SPARTAN NEW YORK MUNICIPAL MONEY MARKET FUND

INVESTMENTS JANUARY 31, 2000

Showing Percentage of Net Assets



MUNICIPAL SECURITIES - 97.8%

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

NEW YORK - 93.8%

Albany County Arpt. Auth.        $ 2,500,000                      $ 2,500,000
Arpt. Rev. Participating
VRDN Series FR 7, 3.3%
(Liquidity Facility Bank of
New York NA) (a)(b)(c)

Amherst Ind. Dev. Auth. Ind.      4,720,000                        4,720,000
Dev. Rev. (Maple Dev. Proj.)
Series 1986, 3.2%, LOC HSBC
Bank USA, VRDN (a)(b)

Babylon Ind. Dev. Rev.            2,400,000                        2,400,000
(Southern Container Corp.
Proj.) 3.2%, LOC Fleet Bank
NA, VRDN (a)(b)

Board Coop. Edl. Services         8,100,000                        8,119,903
Sole Supervisory District
RAN 4.375% 6/29/00, LOC
Chase Manhattan Bank

Buffalo Gen. Oblig. RAN 4.65%     2,900,000                        2,911,538
7/25/00, LOC Landesbank
Hessen-Thuringen

Chemung County Ind. Dev.          2,400,000                        2,400,000
Agcy. Ind. Dev. Rev. (Mmars
2nd Prog. Trayer, Inc.
Proj.) Series A, 3.2%, LOC
HSBC Bank USA, VRDN (a)(b)

Deer Park Union Free School       10,500,000                       10,522,274
District TAN Series 1999, 4%
6/26/00

Dutchess County Gen. Oblig.       4,500,000                        4,509,446
BAN Series 1999 A, 4% 8/18/00

Erie County Ind. Dev. Auth.       1,215,000                        1,215,000
Ind. Dev. Rev. (Uniland
Dev./Buffalo Campus Proj.)
Series 1986 D, 3.2%, LOC
HSBC Bank USA, VRDN (a)(b)

Garden City Union Free School     4,000,000                        4,008,390
District TAN 4% 6/27/00

Half Hollow Hills Central         1,900,000                        1,904,488
School District TAN
(Huntington & Babylon Proj.)
4% 6/29/00

Herkimer County Ind. Dev.         630,000                          630,000
Agcy. (H. M. Quackenbush,
Inc. Proj.) Series 1988 A,
3.2%, LOC HSBC Bank USA,
VRDN (a)(b)

Honeoye Falls Lima Central        3,328,304                        3,329,485
School District BAN 3.25%
4/20/00

Huntington Union Free School      5,500,000                        5,511,513
District TAN 4% 6/29/00

Islip Gen. Oblig. BAN Series      4,700,000                        4,712,215
1999, 4% 7/14/00

Islip Ind. Dev. Agcy. Rev.        370,000                          370,000
(Interstate Litho Corp.
Proj.)  Series 1996 A, 3.2%,
LOC HSBC Bank USA, VRDN
(a)(b)

Long Island Pwr. Auth. New
York Elec. Sys. Rev.:

Bonds:

Series 3, 3.6% tender             12,700,000                       12,700,000
3/27/00, LOC Bayerische
Landesbank Girozentrale, LOC
Westdeutsche Landesbank
Girozentrale, CP mode

Series 4:

3.5% tender 3/10/00, LOC          3,000,000                        3,000,000
Bayerische Landesbank
Girozentrale, LOC
Westdeutsche Landesbank
Girozentrale, CP mode

3.55% tender 3/14/00, LOC         3,100,000                        3,100,000
Bayerische Landesbank
Girozentrale, LOC
Westdeutsche Landesbank
Girozentrale, CP mode

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

NEW YORK - CONTINUED

Long Island Pwr. Auth. New
York Elec. Sys. Rev.: -
continued

Bonds:

Series 4:

3.6% tender 4/6/00, LOC          $ 6,900,000                      $ 6,900,000
Bayerische Landesbank
Girozentrale, LOC
Westdeutsche Landesbank
Girozentrale, CP mode

Participating VRDN:

Series MLPT 1043, 3.27%           4,300,000                        4,300,000
(Liquidity Facility Bank of
America NA) (a)(c)

Series PA 522, 3.27%              8,095,000                        8,095,000
(Liquidity Facility Merrill
Lynch & Co., Inc.) (a)(c)

Series PA 565, 3.27%              5,700,000                        5,700,000
(Liquidity Facility Merrill
Lynch & Co., Inc.) (a)(c)

Series SG 125, 3.27%              2,000,000                        2,000,000
(Liquidity Facility Societe
Generale) (a)(c)

Sub Series 7A, 3.125% (MBIA       7,600,000                        7,600,000
Insured), VRDN (a)

Metro. Trans. Auth. New York
Trans. Facilities Rev.:

Series A, 3.55% 3/24/00, LOC      11,500,000                       11,500,000
ABN-AMRO Bank NV, CP

Series CP 1, 3.6% 4/5/00, LOC     13,700,000                       13,700,000
ABN-AMRO Bank NV, CP

Monroe County Arpt. Auth.         3,365,000                        3,365,000
Rev. Participating VRDN
Series 123, 3.35% (Liquidity
Facility Morgan Guaranty
Trust Co., NY) (a)(b)(c)

Monroe County Ind. Dev. Agcy.
Rev.:

(Advent Tool & Mold Proj.)        830,000                          830,000
Series 1990 D, 3.2%, LOC
HSBC Bank USA, VRDN (a)(b)

(AJL Manufacturing, Inc.)         2,460,000                        2,460,000
Series 1996 A, 3.5%, LOC Key
Bank NA, VRDN (a)(b)

(Flower City Proj.) 3.5%, LOC     2,875,000                        2,875,000
Key Bank NA, VRDN (a)(b)

Nassau County Gen. Oblig.:

BAN 4.25% 5/16/00 (BPA Fleet      2,600,000                        2,604,878
Nat'l. Bank)

TAN:

4.75% 8/31/00, LOC First          8,200,000                        8,234,631
Union Nat'l. Bank, North
Carolina

4.85% 4/28/00, LOC First          8,200,000                        8,218,281
Union Nat'l. Bank, North
Carolina

New York City Gen. Oblig.:

Bonds:

Series 1994 H2:

3.6% tender 4/5/00 (MBIA          8,300,000                        8,300,000
Insured), CP mode

3.8% tender 4/12/00 (MBIA         2,000,000                        2,000,000
Insured), CP mode

Series E, 5% 2/15/00              3,475,000                        3,477,262

Series H3, 3.55% tender           4,700,000                        4,700,000
3/14/00 (FSA Insured),  CP
mode

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

NEW YORK - CONTINUED

New York City Gen. Oblig.: -
continued

Participating VRDN:

Series 1999 A50, 3.2%            $ 22,500,000                     $ 22,500,000
(Liquidity Facility
Bayerische Hypo-und
Vereinsbank AG) (a)(c)

Series 1999 A51, 3.2%             11,800,000                       11,800,000
(Liquidity Facility Bank of
New York NA) (a)(c)

Series PT 1027, 3.27%             3,305,000                        3,305,000
(Liquidity Facility Bank of
America NA) (a)(c)

Series 1992 B, 3.65% (FGIC        1,300,000                        1,300,000
Insured), VRDN (a)

Series 1993 B, 3.65% (FGIC        10,225,000                       10,225,000
Insured), VRDN (a)

Series 1994 A10, 3.65%, LOC       8,950,000                        8,950,000
Morgan Guaranty Trust Co.,
NY, VRDN (a)

Series 1994 A4, 3.6%, LOC         1,600,000                        1,600,000
Chase Manhattan Bank, VRDN
(a)

Series 1994 A7, 3.55%, LOC        3,500,000                        3,500,000
Morgan Guaranty Trust Co.,
NY, VRDN (a)

Series 1994 B2, 3.65%, LOC        2,500,000                        2,500,000
Morgan Guaranty Trust Co.,
NY, VRDN (a)

Series 1994 E5, 3.55%, LOC        3,500,000                        3,500,000
Morgan Guaranty Trust Co.,
NY, VRDN (a)

Series A10, 3.65%, LOC Morgan     3,500,000                        3,500,000
Guaranty Trust Co., NY, VRDN
(a)

Sub Series J3, 3.1%, LOC          4,400,000                        4,400,000
Morgan Guaranty Trust Co.,
NY, VRDN (a)

Bonds Series 1994 C3, 3.75%,      10,100,000                       10,100,000
tender 4/10/00 (Liquidity
Facility Citibank, New York
NA) (c)(d)

New York City Health & Hosp.      10,800,000                       10,800,000
Corp. Bonds Series A, 3.75%,
tender 2/1/00, LOC Morgan
Guaranty Trust Co., NY

New York City Hsg. Dev. Corp.
Multi-family Rental Hsg. Rev.:

(Brittany Dev. Proj.) Series      6,900,000                        6,900,000
1999 A, 3% (Fannie Mae
Guaranteed), VRDN (a)(b)

(One Columbus Place Dev.          3,900,000                        3,900,000
Proj.) Series A, 3% (Fannie
Mae Guaranteed), VRDN (a)(b)

New York City Hsg. Dev. Corp.     3,000,000                        3,000,000
Multi-family Rev. (West 54th
Street Dev. Proj.) Series
1999 A, 3%, LOC Key Bank NA,
VRDN (a)(b)

New York City Ind. Dev. Agcy.     4,160,000                        4,160,000
Ind. Dev. Rev. Participating
VRDN Series 1997 E, 3.3%
(Liquidity Facility Caisse
des Depots et Consignations)
(a)(b)(c)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

NEW YORK - CONTINUED

New York City Muni. Wtr. Fin.
Auth. Wtr. & Swr. Sys. Rev.:

Participating VRDN:

Series 1997 A1, 3.3%             $ 6,300,000                      $ 6,300,000
(Liquidity Facility Bank of
America NA) (a)(c)

Series PT 1032, 3.25%             2,200,000                        2,200,000
(Liquidity Facility Bank of
America NA) (a)(c)

Series SGB 25, 3.27%              10,700,000                       10,700,000
(Liquidity Facility Societe
Generale) (a)(c)

Series SGB 26, 3.27%              3,800,000                        3,800,000
(Liquidity Facility Societe
Generale) (a)(c)

Series 1:

3.55% 3/7/00, LOC Commerzbank     10,000,000                       10,000,000
AG, LOC Toronto Dominion
Bank, LOC Bank of Nova
Scotia, CP

3.6% 4/11/00, LOC Commerzbank     9,600,000                        9,600,000
AG, LOC Toronto Dominion
Bank, LOC Bank of Nova
Scotia, CP

3.8% 4/7/00, LOC Commerzbank      25,000,000                       25,000,000
AG, LOC Toronto Dominion
Bank, LOC Bank of Nova
Scotia, CP

Series 1995 A, 3.65% (FGIC        4,050,000                        4,050,000
Insured) (BPA FGIC-SPI),
VRDN (a)

Series 5A:

3.4% 2/1/00, LOC Westdeutsche     2,500,000                        2,500,000
Landesbank Girozentrale, LOC
Bayerische Landesbank
Girozentrale, LOC Landesbank
Hessen-Thuringen, CP

3.5% 3/10/00, LOC                 4,100,000                        4,100,000
Westdeutsche Landesbank
Girozentrale, LOC Bayerische
Landesbank Girozentrale, LOC
Landesbank Hessen-Thuringen,
CP

New York City Transitional
Fin. Auth. Rev.
Participating VRDN:

Series 129, 3.32% (Liquidity      5,000,000                        5,000,000
Facility J. P. Morgan & Co.,
Inc.) (a)(c)

Series FRRI 1999 A48, 3.2%        2,200,000                        2,200,000
(Liquidity Facility Bank of
New York NA) (a)(c)

Series G, 3.35% (Liquidity        8,000,000                        8,000,000
Facility First Union Nat'l.
Bank, North Carolina) (a)(c)

New York Dorm. Auth. Revs.        12,285,000                       12,285,000
Participating VRDN Series PT
1067, 3.25% (Liquidity
Facility Bank of America NA)
(a)(c)

New York Gen. Oblig.:

Bonds 5% 3/1/00                   5,190,000                        5,197,076

Series V, 3.5% 3/9/00, CP         6,200,000                        6,200,000

New York Metro. Trans. Auth.      4,900,000                        4,900,000
Rev. Bonds 3.75%, tender
4/10/00 (Liquidity Facility
Citibank, New York NA) (c)(d)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

NEW YORK - CONTINUED

New York State Energy            $ 6,300,000                      $ 6,300,000
Research & Dev. Auth.
Facilities Rev. (Con Edison
Co. Proj.) Series 1999 A3,
3.2% (Liquidity Facility
Morgan Guaranty Trust Co.,
NY), VRDN (a)(b)

New York State Energy             7,600,000                        7,600,000
Research & Dev. Auth. Gas
Facilities Rev.
Participating VRDN Series
FRRI 9, 3.2% (Liquidity
Facility Bank of New York
NA) (a)(c)

New York State Energy
Research & Dev. Auth. Poll.
Cont. Rev.:

Bonds (New York State Elec. &     5,000,000                        5,000,000
Gas Corp. Proj.) Series 1985
A, 3%, tender 3/15/00, LOC
Morgan Guaranty Trust Co., NY

Participating VRDN Series         4,000,000                        4,000,000
181, 3.33% (Liquidity
Facility Morgan Stanley Dean
Witter & Co.) (a)(b)(c)

New York State Envir.             4,995,000                        4,995,000
Facilities Corp. Poll. Cont.
Rev. Participating VRDN
Series PA 174, 3.25%
(Liquidity Facility Merrill
Lynch & Co., Inc.) (a)(c)

New York State Hsg. Fin.
Agcy. Rev.:

Participating VRDN Series PT      6,000,000                        6,000,000
107, 3.25% (Liquidity
Facility Banco Santander SA)
(a)(c)

(240 East 39th Street Proj.)      8,900,000                        8,900,000
Series 1997 A, 3%, LOC Chase
Manhattan Bank, VRDN (a)(b)

(South Cove Plaza Proj.)          10,000,000                       10,000,000
Series A, 3.15%, LOC HSBC
Bank USA, VRDN (a)(b)

(Tribeca Park Proj.) Series       4,000,000                        4,000,000
1997 A, 3.05%, LOC
Bayerische Hypo-und
Vereinsbank AG, VRDN (a)(b)

New York State Local Govt.
Assistance Corp.
Participating VRDN:

Series PA 445, 3.25%              6,895,000                        6,895,000
(Liquidity Facility Merrill
Lynch & Co., Inc.) (a)(c)

Series PT 1040, 3.25%             11,200,000                       11,200,000
(Liquidity Facility Bank of
America NA) (a)(c)

Series SG 99, 3.25%               11,000,000                       11,000,000
(Liquidity Facility Societe
Generale) (a)(c)

New York State Mtg. Agcy.:

Bonds:

Series PA 153, 3.65%, tender      4,640,000                        4,640,000
2/24/00 (Liquidity Facility
Merrill Lynch & Co., Inc.)
(b)(c)(d)

Series PA 87, 3.75%, tender       660,000                          660,000
2/24/00 (Liquidity Facility
Merrill Lynch & Co., Inc.)
(b)(c)(d)

Participating VRDN:

Series 2000 B, 3.5%               7,200,000                        7,200,000
(Liquidity Facility First
Union Nat'l. Bank, North
Carolina) (a)(b)(c)

Series FRRI 24, 3.35%             2,200,000                        2,200,000
(Liquidity Facility Bank of
New York NA) (a)(b)(c)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

NEW YORK - CONTINUED

New York State Mtg. Agcy.: -
continued

Participating VRDN:

Series PA 29, 3.3% (Liquidity    $ 6,000,000                      $ 6,000,000
Facility Merrill Lynch &
Co., Inc.) (a)(b)(c)

Series PT 108, 3.3%               2,845,000                        2,845,000
(Liquidity Facility Banco
Santander SA) (a)(b)(c)

Series PT 1204, 3.3%              3,110,000                        3,110,000
(Liquidity Facility Merrill
Lynch & Co., Inc.) (a)(b)(c)

Series PT 15A, 3.3%               4,500,000                        4,500,000
(Liquidity Facility
Commerzbank AG) (a)(b)(c)

Series PT 15B, 3.3%               1,720,000                        1,720,000
(Liquidity Facility
Commerzbank AG) (a)(b)(c)

New York State Pwr. Auth.
Rev. & Gen. Purp.:

Series 1:

3.5% 3/8/00, CP                   15,200,000                       15,200,000

3.5% 3/10/00, CP                  7,200,000                        7,200,000

3.6% 2/4/00, CP                   8,000,000                        8,000,000

3.8% 4/7/00, CP                   3,300,000                        3,300,000

Series 2:

3.5% 3/14/00, CP                  3,500,000                        3,500,000

3.65% 4/13/00, CP                 5,600,000                        5,600,000

3.75% 4/3/00, CP                  17,400,000                       17,400,000

3.75% 4/3/00, CP                  4,600,000                        4,600,000

Series 4:

3.45% 3/15/00, CP                 6,100,000                        6,100,000

3.5% 3/14/00, CP                  2,000,000                        2,000,000

New York State Thruway Auth.      7,865,000                        7,865,000
Gen. Rev. Participating VRDN
Series SG 121, 3.25%
(Liquidity Facility Societe
Generale) (a)(c)

New York State Thruway Auth.
Hwy. & Bridge Trust Fund
Bonds:

Series A, 4% 4/1/00 (FGIC         6,400,000                        6,409,807
Insured)

Series B, 4% 4/1/00               8,000,000                        8,009,552

New York State Urban Dev.         5,000,000                        5,000,000
Corp. Rev. Participating
VRDN Series SG 33, 3.25%
(Liquidity Facility Societe
Generale) (a)(c)

Niagara Frontier Trans. Auth.     2,800,000                        2,800,000
Arpt. Rev. Participating
VRDN Series Putters 121,
3.35% (Liquidity Facility
Morgan Guaranty Trust Co.,
NY) (a)(b)(c)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

NEW YORK - CONTINUED

Northport-East Northport         $ 8,000,000                      $ 8,017,268
Union Free School District
TAN Series 1999 2000, 4%
6/30/00

Oneida County Ind. Dev. Agcy.     1,680,000                        1,680,000
Rev. (Utica Corp. Proj.)
Series 1996, 3.2%, LOC Fleet
Bank NA, VRDN (a)(b)

Oswego County Ind. Dev. Agcy.     5,200,000                        5,200,000
Poll. Cont. Rev. Rfdg.
(Philip Morris Co. Proj.)
3.3%, VRDN (a)

Oswego County Ind. Dev. Agcy.     5,620,000                        5,620,000
Ind. Rev. (Engraph, Inc.
Proj.) Series 1989, 3.4%,
LOC Suntrust Bank, VRDN
(a)(b)

Oyster Bay Gen. Oblig. BAN:

Series 1999 E, 4.25% 9/29/00      8,900,000                        8,921,469

Series C, 4% 8/25/00              3,800,000                        3,801,002

Series D, 4% 8/25/00              3,600,000                        3,606,051

Riverhead Ind. Dev. Auth.         2,800,000                        2,800,000
Ind. Dev. Rev. (Adchem Corp.
Facility Proj.) Series 1998,
3.24%, LOC European American
Bank Uniondale, VRDN (a)(b)

Rochester Gen. Oblig. BAN         16,000,000                       16,008,096
Series 1999 I, 3.5% 3/8/00

Rockland County Ind. Dev.         2,225,000                        2,225,000
Agcy. Ind. Dev. Rev. (INSL-X
Prod. Corp. Proj.) Series
1990, 3.25%, LOC Bank of New
York NA, VRDN (a)(b)

Saint Lawrence County Ind.        5,000,000                        5,000,000
Dev. Agcy. Poll. Cont. Rev.
(Aluminum Co. of America
Proj.) Series B, 3.22%, VRDN
(a)

Saint Lawrence County Ind.        3,250,000                        3,250,000
Dev. Auth. Envir. Facilities
(Aluminum Co. of America
Proj.) Series 1998 A, 3.27%,
VRDN (a)(b)

South Huntington Union Free       5,000,000                        5,011,100
School District TAN Series
1999 2000, 4% 6/30/00

Suffolk County Gen. Oblig.        26,650,000                       26,649,997
Participating VRDN Series
FRRI A38, 3.2% (Liquidity
Facility Bank of New York
NA) (a)(c)

Suffolk County Ind. Dev.          2,480,000                        2,480,000
Agcy. Civic Facility Rev.
(Maryhaven Ctr. of Hope
Proj.) Series 1997 A, 3.35%,
LOC Key Bank NA, VRDN (a)

Syracuse Gen. Oblig. RAN          4,600,000                        4,612,100
4.25% 6/30/00 (BPA Fleet
Nat'l. Bank)

Three Village Central School      9,000,000                        9,020,399
District TAN Series 1999
2000, 4% 6/30/00

                                                                   759,048,221

NEW YORK & NEW JERSEY - 4.0%

Port Auth. New York & New
Jersey:

Participating VRDN Series         2,200,000                        2,200,000
FRRI 3, 3.25% (Liquidity
Facility Bank of New York
NA) (a)(b)(c)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

NEW YORK & NEW JERSEY -
CONTINUED

Port Auth. New York & New
Jersey: - continued

Series 1991, 4.0945%, VRDN       $ 9,800,000                      $ 9,800,000
(a)(b)(d)

Series 1996 5, 3.35%, VRDN (a)    4,800,000                        4,800,000

Series 1997 4B, 3.45%, VRDN       2,000,000                        2,000,000
(a)(b)

Series 4, 3.35%, VRDN (a)         4,400,000                        4,400,000

Series A, 3.15% 2/9/00, CP (b)    4,600,000                        4,600,000

Port Auth. New York & New         4,700,000                        4,700,000
Jersey Spl. Oblig. Rev.
Series 3, 3.6%, VRDN (a)

                                                                   32,500,000

TOTAL INVESTMENT PORTFOLIO -                                       791,548,221
97.8%

NET OTHER ASSETS - 2.2%                                            17,539,860

NET ASSETS - 100%                                                $ 809,088,081

Total Cost for Income Tax Purposes                               $ 791,548,200


SECURITY TYPE ABBREVIATIONS

BAN - BOND ANTICIPATION NOTE

CP  - COMMERCIAL PAPER

RAN - REVENUE ANTICIPATION NOTE

TAN - TAX ANTICIPATION NOTE

VRDN - VARIABLE RATE DEMAND NOTE

LEGEND

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(c) Provides evidence of ownership in one or more underlying municipal bonds.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933.

Additional information on each holding is as follows:

SECURITY                      ACQUISITION DATE  COST

New York City  Gen. Oblig.    9/1/99            $ 10,100,000
Bonds Series 1994 C3, 3.75%,
tender 4/10/00 (Liquidity
Facility Citibank, New York
NA)

New York Metro. Trans. Auth.  9/1/99            $ 4,900,000
Rev. Bonds 3.75%, tender
4/10/00 (Liquidity Facility
Citibank, New York NA)

New York State  Mtg. Agcy.    7/1/99            $ 4,640,000
Bonds Series PA 153, 3.65%,
tender 2/24/00 (Liquidity
Facility Merrill Lynch &
Co., Inc.)

New York State  Mtg. Agcy.    8/24/99           $ 660,000
Bonds Series PA 87, 3.75%,
tender 2/24/00 (Liquidity
Facility Merrill Lynch &
Co., Inc.)

Port Auth. New York & New     6/18/91           $ 9,800,000
Jersey  Series 1991,
4.0945%, VRDN

OTHER INFORMATION

The fund invested in securities that are not registered under the Securities Act of 1933. These securities are subject to legal or contractual restrictions on resale. At the end of the period, restricted securities (excluding Rule 144A issues) amounted to $30,100,000 or 3.7% of net assets.

INCOME TAX INFORMATION

At January 31, 2000, the fund had a capital loss carryforward of approximately $102,000 of which $33,000, $28,000 and $41,000 will expire on January 31, 2002, 2005 and 2006, respectively.

During the fiscal year ended January 31, 2000, 100% of the fund's income dividends was free from federal income tax, and 20.88% of the fund's income dividends was subject to the federal alternative minimum tax (unaudited).

SPARTAN NEW YORK MUNICIPAL MONEY MARKET FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                        JANUARY 31, 2000

ASSETS

Investment in securities, at               $ 791,548,221
value -  See accompanying
schedule

Receivable for investments                  7,100,410
sold

Receivable for fund shares                  6,400,549
sold

Interest receivable                         6,651,594

 TOTAL ASSETS                               811,700,774

LIABILITIES

Payable to custodian bank      $ 247,769

Payable for fund shares         1,871,885
redeemed

Distributions payable           144,659

Accrued management fee          344,180

Other payables and accrued      4,200
expenses

 TOTAL LIABILITIES                          2,612,693

NET ASSETS                                 $ 809,088,081

Net Assets consist of:

Paid in capital                            $ 809,189,633

Accumulated undistributed net               (101,552)
realized gain (loss)  on
investments

NET ASSETS, for 809,172,642                $ 809,088,081
shares outstanding

NET ASSET VALUE, offering                   $1.00
price and redemption price
per share ($809,088,081
(divided by) 809,172,642
shares)

STATEMENT OF OPERATIONS
                             YEAR ENDED JANUARY 31, 2000

INTEREST INCOME                             $ 27,053,218

EXPENSES

Management fee                 $ 4,071,038

Non-interested trustees'        2,439
compensation

 Total expenses before          4,073,477
reductions

 Expense reductions             (33,218)     4,040,259

NET INTEREST INCOME                          23,012,959

NET REALIZED GAIN (LOSS) ON                  22,941
INVESTMENTS

NET INCREASE (DECREASE) IN                  $ 23,035,900
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                                 YEAR ENDED JANUARY 31, 2000  YEAR ENDED JANUARY 31, 1999

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 23,012,959                 $ 23,986,043

 Net realized gain (loss)         22,941                       16,495

 NET INCREASE (DECREASE) IN       23,035,900                   24,002,538
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (23,012,959)                 (23,986,043)
from net interest income

Share transactions at net         631,581,062                  812,304,407
asset value of $1.00 per
share Proceeds from sales of
shares

 Reinvestment of                  21,823,688                   23,196,815
distributions from net
interest income

 Cost of shares redeemed          (652,822,355)                (813,713,783)

 NET INCREASE (DECREASE) IN       582,395                      21,787,439
NET ASSETS AND SHARES
RESULTING FROM SHARE
TRANSACTIONS

  TOTAL INCREASE (DECREASE)       605,336                      21,803,934
IN NET ASSETS

NET ASSETS

 Beginning of period              808,482,745                  786,678,811

 End of period                   $ 809,088,081                $ 808,482,745


FINANCIAL HIGHLIGHTS

YEARS ENDED JANUARY 31,          2000       1999       1998       1997       1996

SELECTED PER-SHARE DATA

Net asset value,  beginning      $ 1.000    $ 1.000    $ 1.000    $ 1.000    $ 1.000
of period

Income from Investment            .028       .030       .032       .030       .034
Operations Net interest
income

Less Distributions

From net interest income          (.028)     (.030)     (.032)     (.030)     (.034)

Net asset value, end of period   $ 1.000    $ 1.000    $ 1.000    $ 1.000    $ 1.000

TOTAL RETURN A, B                 2.86%      3.01%      3.26%      3.07%      3.46%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 809,088  $ 808,483  $ 786,679  $ 743,928  $ 676,475
(000 omitted)

Ratio of expenses to average      .50%       .50%       .50%       .50%       .50%
net assets

Ratio of expenses to average      .50%       .49% C     .50%       .49% C     .50%
net assets after expense
reductions

Ratio of net interest income      2.82%      2.97%      3.21%      3.03%      3.41%
to average net assets


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE.
C FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

FIDELITY NEW YORK MUNICIPAL MONEY MARKET FUND

PERFORMANCE: THE BOTTOM LINE


To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JANUARY 31, 2000    PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY NY MUNICIPAL MONEY       2.78%        16.01%        35.02%
MARKET

New York Tax-Free Retail          2.64%        15.38%        33.89%
Money Market Funds Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the New York tax-free retail money market funds average, which reflects the performance of tax-free money market funds with similar objectives tracked by IBC Financial Data, Inc. The past one year average represents a peer group of 39 money market funds.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JANUARY 31, 2000    PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY NY MUNICIPAL MONEY       2.78%        3.01%         3.05%
MARKET

New York Tax-Free Retail          2.64%        2.90%         2.96%
Money Market Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

YIELDS

                              1/31/00  11/1/99  8/2/99  5/3/99  2/1/99


Fidelity New York Municipal   2.81%    2.92%    2.60%   3.03%   2.37%
Money Market Fund



New York Tax-Free Retail      2.71%    2.71%    2.46%   2.92%   2.24%
Money Market Funds Average



Fidelity New York Municipal   4.91%    5.10%    4.55%   5.30%   4.14%
Money Market Fund Fund -
Tax-equivalent



Portion of fund's income      2.98%    4.48%    3.61%   0.00%   1.33%
subject to state taxes


New York
Municipal Money
Market Fund

New York Tax-Free
Retail Money Market

Funds Average

4% -
3% -
2% -
1% -
0%

Row: 1, Col: 1, Value: 2.81
Row: 1, Col: 2, Value: 2.71
Row: 2, Col: 1, Value: 2.92
Row: 2, Col: 2, Value: 2.71
Row: 3, Col: 1, Value: 2.6
Row: 3, Col: 2, Value: 2.46
Row: 4, Col: 1, Value: 3.03
Row: 4, Col: 2, Value: 2.92
Row: 5, Col: 1, Value: 2.37
Row: 5, Col: 2, Value: 2.24

YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the New York tax-free retail money market funds average as tracked by IBC Financial Data, Inc. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective 2000 federal, state and New York City income tax rate of 42.80%. The fund's yields mentioned above reflect that a portion of the fund's income was subject to state taxes. A portion of the fund's income may be subject to the federal alternative minimum tax.

A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

(checkmark)COMPARING
PERFORMANCE

Yields on tax-free investments
are usually lower than yields
on taxable investments.
However, a straight
comparison between the two
may be misleading because it
ignores the way taxes reduce
taxable returns. Tax-equivalent
yield - the yield you'd have to
earn on a similar taxable
investment to match the tax-free
yield - makes the comparison
more meaningful. Keep in
mind that the U.S. government
neither insures nor
guarantees a money market
fund. In fact, there is no
assurance that a money market
fund will maintain a $1 share
price.

FIDELITY NEW YORK MUNICIPAL MONEY MARKET FUND

FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Diane McLaughlin)

An interview with Diane McLaughlin, Portfolio Manager of Fidelity New York Municipal Money Market Fund

Q. DIANE, WHAT WAS THE INVESTMENT ENVIRONMENT LIKE DURING THE 12
MONTHS THAT ENDED JANUARY 31, 2000?

A. Economic growth was solid throughout the period. The wealth effect created by appreciating equity and real estate markets fueled consumer spending, a significant component of gross domestic product. Growth in real GDP - gross domestic product adjusted for inflation - was 4.5% in 1999. Meanwhile, unemployment hit record lows; it ended 1998 at 4.4% and trended downward throughout 1999, ultimately falling to 4.0% in January 2000, the lowest jobless rate since January 1970. With growth this strong and employment this tight, wage pressures were expected to carry through to the consumer in the form of higher prices. However, very few hints of higher prices emerged, as increased productivity offset inflationary tendencies. Nevertheless, the Federal Reserve Board felt that action was warranted on its part. Striking against inflation before it emerged, the Fed raised the rate banks charge each other for overnight loans - known as the fed funds target rate - three times, in June, August and November. These rate hikes brought the fed funds target rate back to 5.50%, where it stood in mid-1998 before the Fed cut it three times in order to help alleviate a building global credit crunch. After its November interest-rate increase, the Fed chose to stand pat through the rest of 1999 to maintain stability in the markets through the changeover into the year 2000.

Q. WHAT WAS YOUR STRATEGY WITH THE FUND?

A. Despite my expectation for higher rates during the period, I was able to find attractive opportunities among one-year, fixed-rate notes. In the summer, many New York municipalities issue one-year, fixed-rate notes to help sustain cash flow. Because of this added supply, fixed-rate notes offer higher yields. Even though I expected rates to move higher in the future, I was able to find longer-term notes that incorporated my expectations for higher yields. From a starting point of 33 days at the beginning of the period, the fund's average maturity moved out to the mid-60-day range in the summer. For the rest of the period, with less one-year note issuance, I turned my focus to commercial paper. Overall, yields on these three- and four-month securities were the same as those offered by one-year securities, so there was little advantage to invest in the longer-term notes given my outlook for rising interest rates. As yields rose and the commercial paper matured, I was able to roll over the assets into securities bearing higher yields. I also increased the fund's investments in variable-rate demand notes - very-short-term securities whose yields are reset at regular intervals - when I anticipated outflows from the fund, namely at tax time and the end of the year. At the end of 1999, I maximized the fund's liquidity in preparation for potential volatility and shareholder flows due to possible problems related to Y2K. Holding a significant stake in demand notes at the end of the year benefited the fund; they captured higher yields as they emerged. In fact, at the end of 1999, tax-exempt rates outpaced yields on taxable securities with comparable maturities, an unusual phenomenon.

Q. HOW DID THE FUND PERFORM?

A. The fund's seven-day yield on January 31, 2000 was 2.81%, compared to 2.39% 12 months ago. The latest yield was the equivalent of a 4.91% taxable yield for New York investors in the 42.80% combined federal, state and New York City tax bracket. The fund's yields reflect that a portion of the fund's income was subject to state taxes. Through January 31, 2000, the fund's 12-month total return was 2.78%, compared to 2.64% for the New York tax-free retail money market funds average, according to IBC Financial Data, Inc.

Q. WHAT IS YOUR OUTLOOK?

A. Given the continued strength of the U.S. economy, it's likely that additional Fed rate hikes will follow. The market has priced in at least two more 0.25 percentage point Fed rate increases, and the Fed may be even more aggressive if continued economic strength results in higher prices. Looking more closely at the fund, given my outlook for higher interest rates, I intend to maintain a neutral maturity. However, I will continue to seek opportunities in fixed-rate securities that accurately reflect my fundamental outlook.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: high current income
free from federal income tax
and New York State and
City income taxes, consistent
with the preservation of
capital, by investing in
municipal money market
securities

FUND NUMBER: 092

TRADING SYMBOL: FNYXX

START DATE: July 6, 1984

SIZE: as of January 31,
2000, more than $1.5
billion

MANAGER: Diane McLaughlin,
since 1997; manager,
various Fidelity and Spartan
municipal money market
funds; joined Fidelity in
1992

FIDELITY NEW YORK MUNICIPAL MONEY MARKET FUND

INVESTMENT CHANGES



MATURITY DIVERSIFICATION

DAYS                     % OF FUND'S INVESTMENTS 1/31/00  % OF FUND'S INVESTMENTS 7/31/99  % OF FUND'S INVESTMENTS 1/31/99

  0 - 30                       61.6                             63.9                             78.0

 31 - 90                       26.3                             22.1                             12.1

 91 - 180                      8.8                              1.2                              6.9

181 - 397                      3.3                              12.8                             3.0

WEIGHTED AVERAGE MATURITY

                              1/31/00                          7/31/99                          1/31/99

Fidelity New York Municipal   39 DAYS                          55 Days                          33 Days
Money Market Fund

New York Tax-Free Money       41 DAYS                          53 Days                          40 Days
Market Funds Average *



ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF JANUARY 31, 2000                                       AS OF JULY 31, 1999

Variable Rate  Demand Notes                                  Variable Rate  Demand Notes
(VRDNs)                         53.7%                        (VRDNs)                         52.8%

Commercial Paper  (including                                 Commercial Paper  (including
CP Mode)                        21.5%                        CP Mode)                        26.2%

Tender Bonds                     3.8%                        Tender Bonds                     5.1%

Municipal Notes                 13.6%                        Municipal Notes                 11.4%

Other Investments and  Net                                   Other Investments and  Net
Other Assets                     7.4%                        Other Assets                     4.5%

Row: 1, Col: 1, Value: 53.7                                  Row: 1, Col: 1, Value: 52.8
Row: 1, Col: 2, Value: 0.0                                   Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 21.5                                  Row: 1, Col: 3, Value: 26.2
Row: 1, Col: 4, Value: 3.8                                   Row: 1, Col: 4, Value: 5.1
Row: 1, Col: 5, Value: 13.6                                  Row: 1, Col: 5, Value: 11.4
Row: 1, Col: 6, Value: 1.3                                   Row: 1, Col: 6, Value: nil
Row: 1, Col: 7, Value: 0.0                                   Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 7.4                                   Row: 1, Col: 8, Value: 4.5



PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

FIDELITY NEW YORK MUNICIPAL MONEY MARKET FUND

INVESTMENTS JANUARY 31, 2000

Showing Percentage of Net Assets



MUNICIPAL SECURITIES - 95.9%

                                 PRINCIPAL AMOUNT                  VALUE (NOTE 1)

NEW YORK - 90.6%

Albany County Arpt. Auth.        $ 2,800,000                       $ 2,800,000
Arpt. Rev. Participating
VRDN Series FR 7, 3.3%
(Liquidity Facility Bank of
New  York NA) (a)(d)(e)

Albany County Ind. Dev. Auth.     605,000                           605,000
Ind. Dev. Rev. (Campus Plaza
7, Inc. Proj.) 3.2%, LOC
HSBC Bank USA, LOC Marine
Midland Bank NA, VRDN (a)(d)

Amherst Ind. Dev. Auth. Ind.      765,000                           765,000
Dev. Rev. (Maple Dev. Proj.)
Series 1986, 3.2%, LOC HSBC
Bank USA, VRDN (a)(d)

Amsterdam Ind. Dev. Agcy.         1,880,000                         1,880,000
Ind. Dev. Rev. (Longview
Fiber Co. Proj.) Series
1987, 3.6%, LOC ABN-AMRO
Bank NV, VRDN (a)

Babylon Ind. Dev. Rev.            2,800,000                         2,800,000
(Southern Container Corp.
Proj.) 3.2%, LOC Fleet Bank
NA, VRDN (a)(d)

Board Coop. Edl. Services         10,000,000                        10,024,571
Sole Supervisory District
RAN 4.375% 6/29/00, LOC
Chase Manhattan Bank

Buffalo Gen. Oblig. RAN 4.65%     4,600,000                         4,618,301
7/25/00, LOC Landesbank
Hessen-Thuringen

Chemung County Ind. Dev.
Agcy. Ind. Dev. Rev.:

(McWane, Inc. Proj.) Series       2,300,000                         2,300,000
1992 A, 3.4%, LOC Amsouth
Bank, Birmingham, VRDN (a)(d)

(Mmars 2nd Prog. Trayer, Inc.     900,000                           900,000
Proj.) Series A, 3.2%, LOC
HSBC Bank USA, VRDN (a)(d)

Deer Park Union Free School       5,000,000                         5,010,606
District TAN Series 1999,
4% 6/26/00

Dutchess County Gen. Oblig.       7,200,000                         7,215,113
BAN Series 1999 A,  4%
8/18/00

Erie County Ind. Dev. Auth.       1,115,000                         1,115,000
Ind. Dev. Rev. (Uniland
Dev./Buffalo Campus Proj.)
Series 1986 D, 3.2%, LOC
HSBC Bank USA, VRDN (a)(d)

Garden City Union Free School     3,000,000                         3,006,292
District TAN 4% 6/27/00

Half Hollow Hills Central         3,100,000                         3,107,323
School District TAN
(Huntington & Babylon Proj.)
4% 6/29/00

Hicksville Union Free School      11,800,000                        11,820,863
District TAN 4% 6/29/00

Honeoye Falls Lima Central        4,900,000                         4,901,739
School District BAN  3.25%
4/20/00

Huntington Union Free School      14,000,000                        14,029,687
District TAN 4% 6/29/00

Islip Gen. Oblig. BAN Series      7,700,000                         7,720,012
1999, 4% 7/14/00

Islip Ind. Dev. Agcy. Rev.        1,350,000                         1,350,000
(Interstate Litho Corp.
Proj.)  Series 1996 A, 3.2%,
LOC HSBC Bank USA, VRDN
(a)(d)

Jefferson County Ind. Dev.        2,600,000                         2,600,000
Agcy. Ind. Dev. Rev. (Fisher
Gauge Facilities Proj.)
Series 1996, 3.2%, LOC Fleet
Bank NA, VRDN (a)(d)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                  VALUE (NOTE 1)

NEW YORK - CONTINUED

Long Island Pwr. Auth. New
York Elec. Sys. Rev.:

Bonds:

Series 3, 3.6% tender            $ 23,500,000                      $ 23,500,000
3/27/00, LOC Bayerische
Landesbank Girozentrale, LOC
Westdeutsche Landesbank
Girozentrale, CP mode

Series 4:

3.55% tender 3/14/00, LOC         11,400,000                        11,400,000
Bayerische Landesbank
Girozentrale, LOC
Westdeutsche Landesbank
Girozentrale, CP mode

3.55% tender 3/14/00, LOC         5,900,000                         5,900,000
Bayerische Landesbank
Girozentrale, LOC
Westdeutsche Landesbank
Girozentrale, CP mode

Participating VRDN:

Series 1998 A, 3.27%              4,500,000                         4,500,000
(Liquidity Facility Merrill
Lynch & Co., Inc.) (a)(e)

Series MLPA 544, 3.27%            8,250,000                         8,250,000
(Liquidity Facility Merrill
Lynch & Co., Inc.) (a)(e)

Series MLPT 1043, 3.27%           12,800,000                        12,800,000
(Liquidity Facility Bank of
America NA) (a)(e)

Series MS 98 65, 3.28%            5,000,000                         5,000,000
(Liquidity Facility Morgan
Stanley Dean Witter & Co.)
(a)(e)

Series MS 98 66, 3.28%            3,635,000                         3,635,000
(Liquidity Facility Morgan
Stanley Dean Witter & Co.)
(a)(e)

Series PA 420, 3.27%              13,400,000                        13,400,000
(Liquidity Facility Merrill
Lynch & Co., Inc.) (a)(e)

Series PA 522, 3.27%              12,900,000                        12,900,000
(Liquidity Facility Merrill
Lynch & Co., Inc.) (a)(e)

Series PA 565, 3.27%              9,300,000                         9,300,000
(Liquidity Facility Merrill
Lynch & Co., Inc.) (a)(e)

Series SG 125, 3.27%              3,200,000                         3,200,000
(Liquidity Facility Societe
Generale) (a)(e)

Sub Series 7A, 3.125% (MBIA       18,400,000                        18,400,000
Insured), VRDN (a)

Metro. Trans. Auth. New York
Trans. Facilities Rev.:

Bonds Series PA 477R, 3.6%,       5,470,000                         5,470,000
tender 2/17/00 (Liquidity
Facility Merrill Lynch &
Co., Inc.) (e)(f)

Series A:

3.55% 3/24/00, LOC ABN-AMRO       5,700,000                         5,700,000
Bank NV, CP

3.6% 3/23/00, LOC ABN-AMRO        25,600,000                        25,600,000
Bank NV, CP

Series CP 1, 3.6% 4/5/00, LOC     16,300,000                        16,300,000
ABN-AMRO Bank NV, CP

Monroe County Arpt. Auth.         5,600,000                         5,600,000
Rev. Participating VRDN
Series 123, 3.35% (Liquidity
Facility Morgan Guaranty
Trust Co., NY) (a)(d)(e)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                  VALUE (NOTE 1)

NEW YORK - CONTINUED

Monroe County Gen. Oblig. BAN    $ 5,250,000                       $ 5,255,297
3.75% 7/21/00

Monroe County Ind. Dev. Agcy.
Rev.:

(Advent Tool & Mold Proj.)        450,000                           450,000
Series 1990 D, 3.2%, LOC
HSBC Bank USA, VRDN (a)(d)

(AJL Manufacturing, Inc.)         4,115,000                         4,115,000
Series 1996 A, 3.5%, LOC Key
Bank NA, VRDN (a)(d)

(Flower City Proj.) 3.5%, LOC     4,140,000                         4,140,000
Key Bank NA, VRDN (a)(d)

Muni. Assistance Corp. for        7,890,000                         7,947,114
New York City Bonds Series
M, 5% 7/1/00

Nassau County Gen. Oblig.:

BAN 4.25% 5/16/00 (BPA Fleet      4,150,000                         4,157,785
Nat'l. Bank)

TAN:

4.75% 8/31/00, LOC First          13,800,000                        13,858,281
Union Nat'l. Bank, North
Carolina

4.85% 4/28/00, LOC First          13,800,000                        13,830,765
Union Nat'l. Bank, North
Carolina

Nassau County Ind. Dev. Agcy.     4,930,000                         4,930,000
Ind. Dev. Rev. (CR/PL, Inc.
Proj.) Series 1985, 3.25%,
LOC American Nat'l. Bank &
Trust, Chicago, VRDN (a)

Nassau County Ind. Dev. Auth.     3,200,000                         3,200,000
Civic Facilities Rev.
(Winthrop Univ. Hosp. Proj.)
Series 1998, 3.6%, LOC
Morgan Guaranty Trust Co.,
NY, VRDN (a)

New York City Gen. Oblig.:

Bonds:

Series 1994 H2, 3.55% tender      3,000,000                         3,000,000
3/13/00 (MBIA Insured), CP
mode

Series 1994 H5, 3.8% tender       5,400,000                         5,400,000
4/12/00 (MBIA Insured), CP
mode

Series 1994 H6:

3.6% tender 4/5/00 (MBIA          5,000,000                         5,000,000
Insured), CP mode

3.8% tender 4/12/00 (MBIA         2,500,000                         2,500,000
Insured), CP mode

Series E, 5% 2/15/00              5,200,000                         5,203,385

Series H Sub Series H4, 3.8%      2,000,000                         2,000,000
tender 4/12/00 (AMBAC
Insured), CP mode

Series H, 3.6% tender 4/5/00      7,100,000                         7,100,000
(MBIA Insured), CP mode

Series H3:

3.55% tender 3/13/00 (FSA         1,000,000                         1,000,000
Insured), CP mode

3.55% tender 3/14/00 (FSA         5,500,000                         5,500,000
Insured) (BPA State Street
Bank & Trust Co.), CP mode

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                  VALUE (NOTE 1)

NEW YORK - CONTINUED

New York City Gen. Oblig.: -
continued

Participating VRDN:

Series 1999 A50, 3.2%            $ 46,200,000                      $ 46,200,001
(Liquidity Facility
Bayerische Hypo-und
Vereinsbank AG) (a)(e)

Series 1999 A51, 3.2%             6,200,000                         6,200,000
(Liquidity Facility Bank of
New York NA) (a)(e)

Series PT 1027, 3.27%             4,390,000                         4,390,000
(Liquidity Facility Bank of
America NA) (a)(e)

Series 1993 E5, 3.55%, LOC        3,300,000                         3,300,000
Morgan Guaranty Trust Co.,
NY, VRDN (a)

Series 1994 E2, 3.55%, LOC        5,000,000                         5,000,000
Morgan Guaranty Trust Co.,
NY, VRDN (a)

Series 1994 E3, 3.55%, LOC        3,400,000                         3,400,000
Morgan Guaranty Trust Co.,
NY, VRDN (a)

Series 1995 B5, 3.55% (MBIA       3,750,000                         3,750,000
Insured) (BPA Bank of Nova
Scotia), VRDN (a)

Sub Series B3, 3.65%, LOC         3,700,000                         3,700,000
Morgan Guaranty Trust Co.,
NY, VRDN (a)

Sub Series B9, 3.1%, LOC          5,100,000                         5,100,000
Chase Manhattan Bank, VRDN
(a)

Sub Series J3, 3.1%, LOC          26,400,000                        26,400,000
Morgan Guaranty Trust Co.,
NY, VRDN (a)

Bonds Series 1994 C3, 3.75%,      19,740,000                        19,740,000
tender 4/10/00 (Liquidity
Facility Citibank, New York
NA) (e)(f)

New York City Health & Hosp.      17,200,000                        17,200,000
Corp. Bonds Series A, 3.75%,
tender 2/1/00, LOC Morgan
Guaranty Trust Co., NY

New York City Hsg. Dev. Corp.
Multi-family Rental Hsg. Rev.:

(Brittany Dev. Proj.) Series      34,100,000                        34,100,000
1999 A, 3% (Fannie Mae
Guaranteed), VRDN (a)(d)

(One Columbus Place Dev.          16,700,000                        16,700,000
Proj.) Series A, 3% (Fannie
Mae Guaranteed), VRDN (a)(d)

New York City Hsg. Dev. Corp.     5,300,000                         5,300,000
Multi-family Rev. (West 54th
Street Dev. Proj.) Series
1999 A, 3%, LOC Key Bank NA,
VRDN (a)(d)

New York City Ind. Dev. Agcy.     2,525,000                         2,525,000
Civic Facilities Rev.
(Peninsula Hosp. Ctr. Proj.)
Series 1998, 3.3%, LOC Chase
Manhattan Bank, VRDN (a)

New York City Ind. Dev. Agcy.
Ind. Dev. Rev. Participating
VRDN:

Series 1996 H, 3.3%               1,665,000                         1,665,000
(Liquidity Facility Caisse
des Depots et Consignations)
(a)(d)(e)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                  VALUE (NOTE 1)

NEW YORK - CONTINUED

New York City Ind. Dev. Agcy.
Ind. Dev. Rev. Participating
VRDN: - continued

Series 1997 E, 3.3%              $ 4,800,000                       $ 4,800,000
(Liquidity Facility Caisse
des Depots et Consignations)
(a)(d)(e)

Series 1997 H, 3.3%               3,600,000                         3,600,000
(Liquidity Facility Caisse
des Depots et Consignations)
(a)(d)(e)

New York City Muni. Wtr. Fin.
Auth. Wtr. & Swr. Sys. Rev.:

Participating VRDN:

Series 1997 A2, 3.3%              9,345,000                         9,345,000
(Liquidity Facility Bank of
America NA) (a)(e)

Series FR 5, 3.2% (Liquidity      1,800,000                         1,800,000
Facility Bank of New York
NA) (a)(e)

Series PA 441, 3.25%              5,000,000                         5,000,000
(Liquidity Facility Merrill
Lynch & Co., Inc.) (a)(e)

Series PA 454, 3.25%              9,500,000                         9,500,000
(Liquidity Facility Merrill
Lynch & Co., Inc.) (a)(e)

Series PT 1032, 3.25%             18,700,000                        18,700,000
(Liquidity Facility Bank of
America NA) (a)(e)

Series SGB 25, 3.27%              37,400,000                        37,400,000
(Liquidity Facility Societe
Generale) (a)(e)

Series SGB 26, 3.27%              8,600,000                         8,600,000
(Liquidity Facility Societe
Generale) (a)(e)

Series 1:

3.6% 4/11/00, LOC Commerzbank     17,600,000                        17,600,000
AG, LOC Toronto Dominion
Bank, LOC Bank of Nova
Scotia, CP

3.8% 2/8/00, LOC Commerzbank      18,000,000                        18,000,000
AG, LOC Toronto Dominion
Bank, LOC Bank of Nova
Scotia, CP

Series 1995 A, 3.65% (FGIC        19,200,000                        19,200,000
Insured) (BPA FGIC-SPI),
VRDN (a)

Series 4, 3.6% 4/27/00, LOC       20,000,000                        20,000,000
Westdeutsche Landesbank
Girozentrale, CP

Series 5A, 3.5% 3/10/00, LOC      7,600,000                         7,600,000
Westdeutsche Landesbank
Girozentrale, LOC Bayerische
Landesbank Girozentrale, LOC
Landesbank Hessen-Thuringen,
CP

Series 5B, 3.5% 3/13/00, LOC      5,000,000                         5,000,000
Westdeutsche Landesbank
Girozentrale, LOC Bayerische
Landesbank Girozentrale, LOC
Landesbank Hessen-Thuringen,
CP

New York City Transitional
Fin. Auth. Rev.
Participating VRDN:

Series 129, 3.32% (Liquidity      8,000,000                         8,000,000
Facility J. P. Morgan & Co.,
Inc.) (a)(e)

Series 1995, 3.28% (Liquidity     14,800,000                        14,800,000
Facility Morgan Stanley Dean
Witter & Co.) (a)(e)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                  VALUE (NOTE 1)

NEW YORK - CONTINUED

New York City Transitional
Fin. Auth. Rev.
Participating VRDN: -
continued

Series FRRI 1999 A48, 3.2%       $ 18,900,000                      $ 18,900,000
(Liquidity Facility Bank of
New York NA) (a)(e)

Series G, 3.35% (Liquidity        13,000,000                        13,000,000
Facility First Union Nat'l.
Bank, North Carolina) (a)(e)

Series PA 536, 3.25%              6,445,000                         6,445,000
(Liquidity Facility Merrill
Lynch & Co., Inc.) (a)(e)

New York Dorm. Auth. Revs.:

Participating VRDN Series PT      11,400,000                        11,400,000
1067, 3.25% (Liquidity
Facility Bank of America NA)
(a)(e)

(Memorial Sloan-Kettering         7,950,000                         7,950,000
Cancer Ctr. Proj.) Series
1989 C, 3%, LOC Chase
Manhattan Bank, VRDN (a)

New York Gen. Oblig.:

Bonds (Envir. Quality 1986        3,000,000                         3,000,000
Proj.) Series 1997 A, 3.55%
tender 3/14/00, LOC
Bayerische Landesbank
Girozentrale, LOC Landesbank
Hessen-Thuringen,  CP mode

Series V:

3.5% 3/9/00, CP                   11,300,000                        11,300,000

3.55% 3/9/00, CP                  6,500,000                         6,500,000

Series W, 3.65% 4/13/00, CP       5,700,000                         5,700,000

New York Metro. Trans. Auth.      6,700,000                         6,700,000
Rev. Bonds 3.75%, tender
4/10/00 (Liquidity Facility
Citibank, New York NA) (e)(f)

New York State Dorm. Auth.        3,800,000                         3,800,000
Participating VRDN Series
97C3202, 3.27% (Liquidity
Facility Citibank, New York
NA) (a)(e)

New York State Energy
Research & Dev. Auth.
Facilities Rev. (Con Edison
Co. Proj.):

Series 1999 A2, 3.1%              6,275,000                         6,275,000
(Liquidity Facility Morgan
Guaranty Trust Co., NY),
VRDN (a)(d)

Series 1999 A3, 3.2%              20,900,000                        20,900,000
(Liquidity Facility Morgan
Guaranty Trust Co., NY),
VRDN (a)(d)

Sub Series A1, 3.15%              2,000,000                         2,000,000
(Liquidity Facility Morgan
Guaranty Trust Co., NY),
VRDN (a)(d)

New York State Energy             8,200,000                         8,200,000
Research & Dev. Auth. Gas
Facilities Rev.
Participating VRDN Series
FRRI 9, 3.2% (Liquidity
Facility Bank of New York
NA) (a)(e)

New York State Energy
Research & Dev. Auth. Poll.
Cont. Rev.:

Bonds (New York State Elec. &     7,345,000                         7,345,000
Gas Corp. Proj.)  Series
1985 A, 3%, tender 3/15/00,
LOC Morgan Guaranty Trust
Co., NY

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                  VALUE (NOTE 1)

NEW YORK - CONTINUED

New York State Energy
Research & Dev. Auth. Poll.
Cont. Rev.: - continued

Participating VRDN Series        $ 6,870,000                       $ 6,870,000
181, 3.33% (Liquidity
Facility Morgan Stanley Dean
Witter & Co.) (a)(d)(e)

(Niagara Mohawk Pwr. Corp.
Proj.):

Series 1985 A, 3.6%, LOC          4,300,000                         4,300,000
Toronto Dominion Bank, VRDN
(a)

Series 1985 B, 3.6%, LOC          3,000,000                         3,000,000
Toronto Dominion Bank, VRDN
(a)

Series 1987 A, 3.6%, LOC          4,300,000                         4,300,000
Toronto Dominion Bank, VRDN
(a)

Series B, 3.65%, LOC Morgan       12,950,000                        12,950,000
Guaranty Trust Co., NY, VRDN
(a)(d)

New York State Hsg. Fin.
Agcy. Rev.:

(101 West End Avenue Proj.)       11,000,000                        11,000,000
Series A, 3.15%, LOC Fleet
Bank NA, VRDN (a)(d)

(240 East 39th Street Proj.)      2,500,000                         2,500,000
Series 1997 A, 3%, LOC Chase
Manhattan Bank, VRDN (a)(d)

(750 Sixth Avenue Hsg. Proj.)     8,300,000                         8,300,000
Series 1998 A, 3.05%, LOC
Fleet Bank NA, VRDN (a)(d)

(South Cove Plaza Proj.)          22,000,000                        22,000,000
Series A, 3.15%, LOC HSBC
Bank USA, VRDN (a)(d)

(Tribeca Park Proj.) Series       8,500,000                         8,500,000
1997 A, 3.05%, LOC
Bayerische Hypo-und
Vereinsbank AG, VRDN (a)(d)

New York State Local Govt.        14,495,000                        14,495,000
Assistance Corp.
Participating VRDN Series PT
1040, 3.25% (Liquidity
Facility Bank of America NA)
(a)(e)

New York State Med. Care          5,799,000                         5,799,000
Facilities Fin. Agcy. Rev.
Participating VRDN Series PA
89, 3.25% (Liquidity
Facility Merrill Lynch &
Co., Inc.) (a)(e)

New York State Mtg. Agcy.:

Bonds Series PA 87, 3.75%,        760,000                           760,000
tender 2/24/00 (Liquidity
Facility Merrill Lynch &
Co., Inc.) (d)(e)(f)

Participating VRDN:

Series 2000 B, 3.5%               12,800,000                        12,800,000
(Liquidity Facility First
Union  Nat'l. Bank, North
Carolina) (a)(d)(e)

Series FRRI 24, 3.35%             6,085,000                         6,085,000
(Liquidity Facility Bank of
New York NA) (a)(d)(e)

Series PA 410, 3.3%               4,720,000                         4,720,000
(Liquidity Facility Merrill
Lynch & Co., Inc.) (a)(d)(e)

Series PT 108, 3.3%               3,500,000                         3,500,000
(Liquidity Facility Banco
Santander SA) (a)(d)(e)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                  VALUE (NOTE 1)

NEW YORK - CONTINUED

New York State Mtg. Agcy.: -
continued

Participating VRDN:

Series PT 1204, 3.3%             $ 5,000,000                       $ 5,000,000
(Liquidity Facility Merrill
Lynch & Co., Inc.) (a)(d)(e)

Series PT 15A, 3.3%               6,880,000                         6,880,000
(Liquidity Facility
Commerzbank AG) (a)(d)(e)

Series PT 15B, 3.3%               2,480,000                         2,480,000
(Liquidity Facility
Commerzbank AG) (a)(d)(e)

Series PT 26, 3.3% (Liquidity     45,000                            45,000
Facility Merrill  Lynch &
Co., Inc.) (a)(d)(e)

New York State Pwr. Auth.
Rev. & Gen. Purp.:

Series 1:

3.5% 3/8/00, CP                   19,300,000                        19,300,000

3.5% 3/10/00, CP                  12,800,000                        12,800,000

3.6% 2/4/00, CP                   14,700,000                        14,700,000

3.8% 4/7/00, CP                   5,400,000                         5,400,000

Series 2:

3.5% 3/14/00, CP                  6,500,000                         6,500,000

3.75% 4/3/00, CP                  26,900,000                        26,900,000

3.75% 4/3/00, CP                  10,400,000                        10,400,000

Series 4:

3.45% 3/15/00, CP                 10,800,000                        10,800,000

3.5% 3/6/00, CP                   4,000,000                         4,000,000

3.6% 4/6/00, CP                   10,900,000                        10,900,000

New York State Thruway Auth.      11,800,000                        11,800,000
Gen. Rev. Participating VRDN
Series SG 121, 3.25%
(Liquidity Facility Societe
Generale) (a)(e)

New York State Thruway Auth.
Hwy. & Bridge Trust Fund
Bonds:

Series A, 4% 4/1/00 (FGIC         9,000,000                         9,013,791
Insured)

Series B, 4% 4/1/00               10,000,000                        10,011,940

New York State Urban Dev.         8,650,000                         8,650,000
Corp. Rev. Participating
VRDN Series SG 33, 3.25%
(Liquidity Facility Societe
Generale) (a)(e)

Niagara Frontier Trans. Auth.     4,445,000                         4,445,000
Arpt. Rev. Participating
VRDN Series Putters 121,
3.35% (Liquidity Facility
Morgan Guaranty Trust Co.,
NY) (a)(d)(e)

Northport-East Northport          10,200,000                        10,221,980
Union Free School District
TAN Series 1999 2000, 4%
6/30/00

Oneida County Ind. Dev. Agcy.     1,850,000                         1,850,000
Rev. (Utica Corp. Proj.)
Series 1996, 3.2%, LOC Fleet
Bank NA, VRDN (a)(d)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                  VALUE (NOTE 1)

NEW YORK - CONTINUED

Oswego County Ind. Dev. Agcy.    $ 9,500,000                       $ 9,500,000
Poll. Cont. Rev. Rfdg.
(Philip Morris Co. Proj.)
3.3%, VRDN (a)

Oyster Bay Gen. Oblig. BAN:

Series 1999 E, 4.25% 9/29/00      14,430,000                        14,464,739

Series C, 4% 8/25/00              14,270,000                        14,285,100

Plainedge Union Free School       4,000,000                         4,006,650
District TAN Series 1999, 4%
6/30/00

Riverhead Ind. Dev. Auth.         4,200,000                         4,200,000
Ind. Dev. Rev. (Adchem Corp.
Facility Proj.) Series 1998,
3.24%, LOC European American
Bank Uniondale, VRDN (a)(d)

Rochester Gen. Oblig. BAN         19,000,000                        19,009,614
Series 1999 I, 3.5% 3/8/00

Roslyn Union Free School          2,000,000                         2,004,331
District TAN 4% 6/29/00

Saint Lawrence County Ind.        6,600,000                         6,600,000
Dev. Auth. Envir. Facilities
(Aluminum Co. of America
Proj.) Series 1998 A, 3.27%,
VRDN (a)(d)

South Huntington Union Free       12,700,000                        12,727,937
School District TAN Series
1999 2000, 4% 6/30/00

Southampton Union Free School     10,125,000                        10,143,008
District TAN Series 1999
2000, 4% 6/29/00

Suffolk County Gen. Oblig.        38,200,000                        38,200,000
Participating VRDN Series
FRRI A38, 3.2% (Liquidity
Facility Bank of New York
NA) (a)(e)

Suffolk County Ind. Dev.          2,680,000                         2,680,000
Agcy. Civic Facility Rev.
(Maryhaven Ctr. of Hope
Proj.) Series 1997 A, 3.35%,
LOC Key Bank NA, VRDN (a)

Syracuse Gen. Oblig. RAN          7,450,000                         7,469,597
4.25% 6/30/00 (BPA Fleet
Nat'l. Bank)

Three Village Central School      8,500,000                         8,519,221
District TAN Series 1999
2000, 4% 6/30/00

Triborough Bridge & Tunnel        9,000,000                         9,000,000
Auth. Rev. (Gen. Purp.
Proj.) Series 1999 C, 3.05%
(AMBAC Insured), VRDN (a)

Wyoming County Ind. Dev.          300,000                           300,000
Agcy. Ind. Dev. Rev.
(American Precision Proj.)
Series 1988 A, 3.2%, LOC
HSBC Bank USA, VRDN (a)(d)

                                                                1,418,129,043

NEW YORK & NEW JERSEY - 4.0%

Port Auth. New York & New
Jersey:

Participating VRDN:

Series FRRI 3, 3.25%              3,800,000                         3,800,000
(Liquidity Facility Bank of
New York NA) (a)(d)(e)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                  VALUE (NOTE 1)

NEW YORK & NEW JERSEY -
CONTINUED

Port Auth. New York & New
Jersey: - continued

Participating VRDN:

Series SG 52, 3.17%              $ 5,100,000                       $ 5,100,000
(Liquidity Facility Societe
Generale) (a)(d)(e)

Series 1996 1, 3.35%, VRDN (a)    5,000,000                         5,000,000

Series 1996 4, 3.35%, VRDN (a)    4,200,000                         4,200,000

Series 1997 1C, 3.35%, VRDN       3,800,000                         3,800,000
(a)

Series 1997 1D, 3.35%, VRDN       4,500,000                         4,500,000
(a)

Series 1997 2, 3.45%, VRDN        1,600,000                         1,600,000
(a)(d)

Series 1997 3A, 3.35%, VRDN       10,200,000                        10,200,000
(a)

Series 1997 3B, 3.35%, VRDN       8,300,000                         8,300,000
(a)

Series 1997 4A, 3.45%, VRDN       2,300,000                         2,300,000
(a)(d)

Series 3, 3.35%, VRDN (a)         6,600,000                         6,600,000

Port Auth. New York & New
Jersey Spl. Oblig. Rev.
Participating VRDN:

Series 6, 3.17% (Liquidity        1,800,000                         1,800,000
Facility Societe Generale)
(a)(d)(e)

Series SG 117, 3.17%              5,000,000                         5,000,000
(Liquidity Facility Societe
Generale) (a)(d)(e)

                                                                    62,200,000

                                 SHARES

OTHER - 1.3%

Municipal Central Cash Fund       20,095,051                        20,095,051
3.34% (b)(c)


TOTAL INVESTMENT PORTFOLIO -                                     1,500,424,094
95.9%

NET OTHER ASSETS - 4.1%                                             64,811,520

NET ASSETS - 100%                                              $ 1,565,235,614

Total Cost for Income Tax Purposes                             $ 1,500,425,062

SECURITY TYPE ABBREVIATIONS

BAN - BOND ANTICIPATION NOTE

CP  - COMMERCIAL PAPER

RAN - REVENUE ANTICIPATION NOTE

TAN - TAX ANTICIPATION NOTE

VRDN - VARIABLE RATE DEMAND NOTE

LEGEND

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Municipal Central Cash Fund. A listing of the Municipal Central Cash Fund's holdings as of its most recent fiscal period end is available upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933.

Additional information on each holding is as follows:

SECURITY                      ACQUISITION DATE  COST

Metro. Trans. Auth. New York  7/1/99            $ 5,470,000
Trans. Facilities Rev. Bonds
Series PA 477R, 3.6%, tender
2/17/00 (Liquidity Facility
Merrill Lynch & Co., Inc.)

New York City Gen. Oblig.     9/1/99            $ 19,740,000
Bonds  Series 1994 C3,
3.75%, tender 4/10/00
(Liquidity Facility
Citibank, New York NA)

New York Metro. Trans. Auth.  9/1/99            $ 6,700,000
Rev. Bonds 3.75%, tender
4/10/00 (Liquidity Facility
Citibank, New  York NA)

New York State Mtg. Agcy.     8/24/99           $ 760,000
Bonds Series PA 87, 3.75%,
tender 2/24/00 (Liquidity
Facility Merrill Lynch &
Co., Inc.)

OTHER INFORMATION

The fund invested in securities that are not registered under the Securities Act of 1933. These securities are subject to legal or contractual restrictions on resale. At the end of the period, restricted securities (excluding Rule 144A issues) amounted to $32,670,000 or 2.1% of net assets.

INCOME TAX INFORMATION

At January 31, 2000, the fund had a capital loss carryforward of approximately $111,000 of which $20,000, $3,000, $33,000, $50,000 and
$5,000 will expire on January 31, 2001, 2003, 2004, 2005 and 2007, respectively.

During the fiscal year ended January 31, 2000, 100% of the fund's income dividends was free from federal income tax, and 22.36% of the fund's income dividends was subject to the federal alternative minimum tax (unaudited).

FIDELITY NEW YORK MUNICIPAL MONEY MARKET FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                           JANUARY 31, 2000

ASSETS

Investment in securities, at                $ 1,500,424,094
value -  See accompanying
schedule

Receivable for investments                   6,055,787
sold

Receivable for fund shares                   72,248,382
sold

Interest receivable                          11,033,500

Prepaid expenses                             50,673

 TOTAL ASSETS                                1,589,812,436

LIABILITIES

Payable to custodian bank      $ 40,628

Payable for investments         6,553,937
purchased

Payable for fund shares         17,186,408
redeemed

Distributions payable           48,714

Accrued management fee          458,379

Other payables and accrued      288,756
expenses

 TOTAL LIABILITIES                           24,576,822

NET ASSETS                                  $ 1,565,235,614

Net Assets consist of:

Paid in capital                             $ 1,565,346,419

Accumulated undistributed net                (110,805)
realized gain (loss)  on
investments

NET ASSETS, for 1,565,181,128               $ 1,565,235,614
shares outstanding

NET ASSET VALUE, offering                    $1.00
price and redemption price
per share ($1,565,235,614
(divided by) 1,565,181,128
shares)

STATEMENT OF OPERATIONS
                             YEAR ENDED JANUARY 31, 2000

INTEREST INCOME                             $ 44,052,466

EXPENSES

Management fee                 $ 5,031,206

Transfer agent fees             2,044,550

Accounting fees and expenses    161,506

Non-interested trustees'        3,898
compensation

Custodian fees and expenses     42,778

Registration fees               100,136

Audit                           24,043

Legal                           14,429

Miscellaneous                   56,335

 Total expenses before          7,478,881
reductions

 Expense reductions             (10,554)     7,468,327

NET INTEREST INCOME                          36,584,139

NET REALIZED GAIN (LOSS) ON                  18,220
INVESTMENTS

NET INCREASE (DECREASE) IN                  $ 36,602,359
NET ASSETS RESULTING  FROM
OPERATIONS

OTHER INFORMATION

Expense reductions Custodian                $ 10,554
credits

STATEMENT OF CHANGES IN NET ASSETS

                                 YEAR ENDED JANUARY 31, 2000  YEAR ENDED JANUARY 31, 1999

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 36,584,139                 $ 32,210,520

 Net realized gain (loss)         18,220                       (2,262)

 NET INCREASE (DECREASE) IN       36,602,359                   32,208,258
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (36,584,139)                 (32,210,520)
from net interest income

Share transactions at net         4,873,783,359                3,575,190,769
asset value of $1.00 per
share Proceeds from sales of
shares

 Reinvestment of                  35,906,642                   31,407,887
distributions from net
interest income

 Cost of shares redeemed          (4,600,877,054)              (3,432,834,121)

 NET INCREASE (DECREASE) IN       308,812,947                  173,764,535
NET ASSETS AND SHARES
RESULTING FROM SHARE
TRANSACTIONS

  TOTAL INCREASE (DECREASE)       308,831,167                  173,762,273
IN NET ASSETS

NET ASSETS

 Beginning of period              1,256,404,447                1,082,642,174

 End of period                   $ 1,565,235,614              $ 1,256,404,447


FINANCIAL HIGHLIGHTS

YEARS ENDED JANUARY 31,        2000         1999         1998         1997       1996

SELECTED PER-SHARE DATA

Net asset value,  beginning    $ 1.000      $ 1.000      $ 1.000      $ 1.000    $ 1.000
of period

Income from Investment          .027         .029         .031         .029       .033
Operations Net interest
income

Less Distributions

From net interest income        (.027)       (.029)       (.031)       (.029)     (.033)

Net asset value,  end of       $ 1.000      $ 1.000      $ 1.000      $ 1.000    $ 1.000
period

TOTAL RETURN                    2.78%        2.91%        3.13%        2.94%      3.32%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 1,565,236  $ 1,256,404  $ 1,082,642  $ 880,075  $ 822,866
(000 omitted)

Ratio of expenses to average    .56%         .58%         .61%         .61%       .62%
net assets

Ratio of net interest income    2.75%        2.86%        3.10%        2.89%      3.26%
to average net assets


NOTES TO FINANCIAL STATEMENTS
For the period ended January 31, 2000


1. SIGNIFICANT ACCOUNTING POLICIES.

Spartan New York Municipal Income Fund (the income fund) is a fund of Fidelity New York Municipal Trust. Spartan New York Municipal Money Market Fund and Fidelity New York Municipal Money Market Fund (the money market funds) are funds of Fidelity New York Municipal Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity New York Municipal Trust and Fidelity New York Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware business trust, respectively. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. Each fund may be affected by economic and political developments in the state of New York. The following summarizes the significant accounting policies of the income fund and the money market funds:

SECURITY VALUATION.

INCOME FUND. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

MONEY MARKET FUNDS. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."

INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. For the money market funds, accretion of discount represents unrealized gain until realized at the time of a security disposition or maturity.

EXPENSES. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date.

1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS -
CONTINUED

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, market discount, capital loss carryforwards and losses deferred due to futures and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net interest income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

MUNICIPAL CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the funds may invest in the Municipal Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of Fidelity Management & Research Company (FMR). The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the funds are recorded as interest income in the accompanying financial statements.

WHEN-ISSUED SECURITIES. Each fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities is fixed at the time the transaction is negotiated. Each fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

FUTURES CONTRACTS. The income fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to

2. OPERATING POLICIES -
CONTINUED

FUTURES CONTRACTS - CONTINUED

the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

RESTRICTED SECURITIES. Certain funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.

3. PURCHASES AND SALES OF INVESTMENTS.

INCOME FUND. Purchases and sales of securities, other than short-term securities, aggregated $211,553,201 and $273,729,417, respectively.

The market value of futures contracts opened and closed during the period amounted to $121,845,664 and $128,295,001, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser for the income fund and Fidelity New York Municipal Money Market Fund, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of each fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fees were equivalent to annual rates of .38% of average net assets for the income fund and Fidelity New York Municipal Money Market Fund.

As Spartan New York Municipal Money Market Fund's investment adviser, FMR receives a fee that is computed daily at an annual rate of .50% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES -
CONTINUED

MANAGEMENT FEE - CONTINUED

FMR also bears the cost of providing shareholder services to Spartan New York Municipal Money Market Fund. To offset the cost of providing these services, FMR or its affiliates collected certain transaction fees from shareholders which amounted to $6,245 for the period.

SUB-ADVISER FEE. As each fund's investment sub-adviser, FIMM, a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

TRANSFER AGENT AND ACCOUNTING FEES. Effective June 14, 1999 for the income fund and June 21, 1999 for Fidelity New York Municipal Money Market Fund Citibank, N.A.(Citibank) replaced UMB Bank, n.a. as the custodian, transfer agent and shareholder servicing agent for the funds. Citibank has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the funds' transfer and shareholder servicing agent and accounting functions. The funds pay account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

For the period, the transfer agent fees were equivalent to an annual rate of .08% and .15% of average net assets for the income fund and Fidelity New York Municipal Money Market Fund, respectively.

MONEY MARKET INSURANCE. Pursuant to an Exemptive Order issued by the SEC, the money market funds, along with other money market funds advised by FMR or its affiliates, have entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. Each fund may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. Fidelity New York Municipal Money Market Fund paid premiums of $55,280 for the calendar year 2000 to FIDFUNDS, which are being amortized over one year. FMR has borne the cost of Spartan New York Municipal Money Market Fund's premium payable to FIDFUNDS.

5. EXPENSE REDUCTIONS.

Through arrangements with the income fund and Fidelity New York
Municipal Money Market Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable

5. EXPENSE REDUCTIONS -
CONTINUED

fund's expenses. For the period, the reductions under these arrangements are shown under the caption "Other Information" on each applicable fund's Statement of Operations.

In addition, through arrangements with Spartan New York Municipal Money Market Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's expenses were reduced by $33,218 under these arrangements.

INDEPENDENT AUDITORS' REPORT


To the Trustees of Fidelity New York Municipal Trust and Fidelity New York Municipal Trust II and Shareholders of Spartan New York Municipal Income Fund, Spartan New York Municipal Money Market Fund and Fidelity New York Municipal Money Market Fund:

We have audited the accompanying statements of assets and liabilities of Spartan New York Municipal Income Fund, Spartan New York Municipal Money Market Fund, and Fidelity New York Municipal Money Market Fund, (the "Funds"), including the portfolios of investments, as of January 31, 2000, and the related statements of operations, changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net assets for the year ended January 31, 1999, and the financial highlights for each of the four years in the period then ended were audited by other auditors whose report, dated March 9, 1999, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Spartan New York Municipal Income Fund, Spartan New York Municipal Money Market Fund, and Fidelity New York Municipal Money Market Fund as of January 31, 2000, the results of their operations, the changes in their net assets, and the financial highlights for the year then ended, in conformity with generally accepted accounting principles.

/s/DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP

Boston, Massachusetts
March 9, 2000

PROXY VOTING RESULTS


A special meeting of Fidelity New York Municipal Trust: Spartan New York Municipal Income Fund's shareholders was held on February 16, 2000. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees for Fidelity New York Municipal Trust.*

               # OF             % OF
               VOTES CAST       VOTES CAST
RALPH F. COX
Affirmative    561,142,589.92   96.428

Withheld       20,788,001.16    3.572

TOTAL          581,930,591.08   100.000

PHYLLIS BURKE DAVIS
Affirmative    561,071,733.87   96.416

Withheld       20,858,857.21    3.584

TOTAL          581,930,591.08   100.000

ROBERT M. GATES
Affirmative    559,652,929.70   96.172

Withheld       22,277,661.38    3.828

TOTAL          581,930,591.08   100.000

EDWARD C. JOHNSON 3D
Affirmative    562,122,225.64   96.596

Withheld       19,808,365.44    3.404

TOTAL          581,930,591.08   100.000

DONALD J. KIRK
Affirmative    561,358,733.25   96.465

Withheld       20,571,857.83    3.535

TOTAL          581,930,591.08   100.000

NED C. LAUTENBACH
Affirmative    562,047,951.65   96.583

Withheld       19,882,639.43    3.417

TOTAL          581,930,591.08   100.000

               # OF             % OF
               VOTES CAST       VOTES CAST
PETER S. LYNCH
Affirmative    562,278,389.97   96.623

Withheld       19,652,201.11    3.377

TOTAL          581,930,591.08   100.000

WILLIAM O. MCCOY
Affirmative    561,799,664.36   96.541

Withheld       20,130,926.72    3.459

TOTAL          581,930,591.08   100.000

GERALD C. MCDONOUGH
Affirmative    560,195,627.91   96.265

Withheld       21,734,963.17    3.735

TOTAL          581,930,591.08   100.000

MARVIN L. MANN
Affirmative    561,734,357.51   96.529

Withheld       20,196,233.57    3.471

TOTAL          581,930,591.08   100.000

ROBERT C. POZEN
Affirmative    562,099,275.00   96.592

Withheld       19,831,316.08    3.408

TOTAL          581,930,591.08   100.000

THOMAS R. WILLIAMS
Affirmative    560,317,201.55   96.286

Withheld       21,613,389.53    3.714

TOTAL          581,930,591.08   100.000

PROPOSAL 2
To ratify the selection of Deloitte & Touche LLP as independent accountants of Spartan New York Municipal Income Fund.

               # OF             % OF
               VOTES CAST       VOTES CAST
Affirmative    551,918,619.59   94.843

Against        9,643,979.15     1.657

Abstain        20,367,992.34    3.500

TOTAL          581,930,591.08   100.000

PROPOSAL 3
To authorize the Trustees to adopt an amended and restated Declaration of Trust for Fidelity New York Municipal Trust.*

                    # OF             % OF
                    VOTES CAST       VOTES CAST
Affirmative         511,136,159.01   89.427

Against             27,064,235.36    4.735

Abstain             33,370,368.37    5.838

TOTAL               571,570,762.74   100.000

Broker Non-Votes    10,359,828.34

PROPOSAL 4
To approve an amended management contract for Spartan New York
Municipal Income Fund.

               # OF             % OF
               VOTES CAST       VOTES CAST
Affirmative    520,997,775.43   89.529

Against        24,799,659.49    4.262

Abstain        36,133,156.16    6.209

TOTAL          581,930,591.08   100.000

PROPOSAL 5
To modify Spartan New York Municipal Income Fund's fundamental investment objective and eliminate certain fundamental investment policies of Spartan New York Municipal Income Fund.

                    # OF             % OF
                    VOTES CAST       VOTES CAST
Affirmative         487,210,255.54   85.241

Against             40,507,154.80    7.087

Abstain             43,853,352.40    7.672

TOTAL               571,570,762.74   100.000

Broker Non-Votes    10,359,828.34

PROPOSAL 6
To eliminate Spartan New York Municipal Income Fund's fundamental 80% investment policy and adopt a comparable non-fundamental policy.

                    # OF             % OF
                    VOTES CAST       VOTES CAST
Affirmative         477,620,440.35   83.563

Against             48,820,360.12    8.541

Abstain             45,129,962.27    7.896

TOTAL               571,570,762.74   100.000

Broker Non-Votes    10,359,828.34

PROPOSAL 7
To eliminate Spartan New York Municipal Income Fund's fundamental 20% investment policy.

                    # OF             % OF
                    VOTES CAST       VOTES CAST
Affirmative         477,808,781.35   83.596

Against             46,235,207.76    8.089

Abstain             47,526,773.63    8.315

TOTAL               571,570,762.74   100.000

Broker Non-Votes    10,359,828.34

* DENOTES TRUST-WIDE PROPOSALS AND VOTING
RESULTS.

MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)FIDELITY AUTOMATED
SERVICE TELEPHONE (FASTSM)

1-800-544-5555

PRESS

1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual
fund activity.

5 To change your PIN.

*0To speak to a Fidelity representative.

BY PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our Web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A
GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE
ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED
OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE
PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.

ARIZONA

7373 N. Scottsdale Road
Scottsdale, AZ

CALIFORNIA

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

455 Market Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

COLORADO

1625 Broadway
Denver, CO

CONNECTICUT

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

DELAWARE

222 Delaware Avenue
Wilmington, DE

FLORIDA

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

GEORGIA

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

ILLINOIS

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

INDIANA

4729 East 82nd Street
Indianapolis, IN

MAINE

3 Canal Plaza
Portland, ME

MARYLAND

7401 Wisconsin Avenue
Bethesda, MD

1 West Pennsylvania Ave.
Towson, MD

MASSACHUSETTS

470 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

MICHIGAN

280 North Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

MINNESOTA

7600 France Avenue South
Edina, MN

MISSOURI

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

200 North Broadway
St. Louis, MO

NEW JERSEY

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

NEW YORK

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

NORTH CAROLINA

4611 Sharon Road
Charlotte, NC

OHIO

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

OREGON

16850 SW 72 Avenue
Tigard, OR

PENNSYLVANIA

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

TENNESSEE

6150 Poplar Road
Memphis, TN

TEXAS

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

UTAH

215 South State Street
Salt Lake City, UT

VIRGINIA

8180 Greensboro Drive
McLean, VA

WASHINGTON

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

WASHINGTON, DC

1900 K Street, N.W.
Washington, DC

WISCONSIN

595 North Barker Road
Brookfield, WI

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75039-5587

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75039-5587

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500


INVESTMENT ADVISER
Fidelity Management & Research
Company
Boston, MA

INVESTMENT SUB-ADVISER
Fidelity Investments
Money Management, Inc. (FIMM)

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning Jr., Vice President
Dwight D. Churchill, Vice President -
INCOME FUND
Boyce I. Greer, Vice President -
MONEY MARKET FUNDS
Norman U. Lind, Vice President -
INCOME FUND
Diane M. McLaughlin, Vice President -
MONEY MARKET FUNDS
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
Maria F. Dwyer, Deputy Treasurer
Stanley N. Griffith, Assistant
Vice President
John H. Costello, Assistant Treasurer
Thomas J. Simpson, Assistant
Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Donald J. Kirk *
Ned C. Lautenbach *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

*  INDEPENDENT TRUSTEES

ADVISORY BOARD

NYS-ANN-0300  95624
1.700624.102

J. Gary Burkhead
Abigail P. Johnson

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENTS
Citibank, N.A.
New York, NY
  and
Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN
Citibank, N.A.
New York, NY

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions
 and Account Assistance 1-800-544-6666
Product Information 1-800-544-6666
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
 Telephone (FASTSM)  1-800-544-5555

 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com